PLAIC Variable Annuity
Account S

Financial Statements

December 31, 2021

Index

  Page(s)

Report of Independent Registered Public Accounting Firm	1

Statement of Assets and Liabilities as of December 31, 2021	7

Statement of Operations for the period ended December 31, 2021	15

Statement of Changes in Net Assets for the period ended December 31, 2021	23

Notes to Financial Statements	31

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

Independent Auditors’ Report	F-1

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2021 and 2020	F-4

Statutory Statements of Operations for each of the years in the three-year period ended December 31, 2021	F-5

Statutory Statements of Changes in Capital and Surplus for each of the years in the three-year period ended December 31, 2021	F-6

Statutory Statements of Cash Flow for each of the years in the three-year period ended December 31, 2021	F-7

Notes to Financial Statements	F-9

Supplemental Schedules:

Schedule I Summary of Investments — Other Than Investments in Related Parties as of December 31, 2021	S-1

Schedule IV Reinsurance as of and for the years ended December 31, 2021, 2020 and 2019	S-2

All other schedules to the statutory financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Holders of PLAIC Variable Annuity Account S and the Board of Directors of Protective Life and Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise PLAIC Variable Annuity Account S (the Separate Account) of Protective Life and Annuity Insurance Company as of December 31, 2021, the related statements of operations and changes in net assets for the periods described in Appendix A, and the related notes (collectively, the financial statements) and the financial highlights for each of the periods then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, the results of its operations and changes in its net assets for the periods then ended, and the financial highlights for the periods then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company separate accounts since 2019.

Birmingham, Alabama
April 14, 2022

Appendix A

The subaccounts that comprise PLAIC Variable Annuity Account S were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statements of Operations and Changes in Net Assets
AB VPS Growth and Income B	As of December 31, 2021	For the period October 25, 2021 (commencement of operations) to December 31, 2021
AB VPS Large Cap Growth B	As of December 31, 2021	For the period September 7, 2021 (commencement of operations) to December 31, 2021
AB VPS Small Cap Growth B	As of December 31, 2021	For the period December 1, 2021 (commencement of operations) to December 31, 2021
AB VPS Small/Mid Cap Value B	As of December 31, 2021	For the period August 13, 2021 (commencement of operations) to December 31, 2021
American Funds Asset Allocation Class 4	As of December 31, 2021	For the period March 23, 2021 (commencement of operations) to December 31, 2021
American Funds Global Growth Class 4	As of December 31, 2021	For the period May 27, 2021 (commencement of operations) to December 31, 2021
American Funds Global Small Capitalization Class 4	As of December 31, 2021	For the period August 13, 2021 (commencement of operations) to December 31, 2021
American Funds Growth - Income Class 4	As of December 31, 2021	For the period February 11, 2021 (commencement of operations) to December 31, 2021
American Funds Growth Class 4	As of December 31, 2021	For the period March 23, 2021 (commencement of operations) to December 31, 2021
American Funds Insurance Series The Bond Fund of America IV	As of December 31, 2021	For the period September 29, 2021 (commencement of operations) to December 31, 2021
American Funds Insurance Series U.S. Government Securities Fund IV	As of December 31, 2021	For the period October 25, 2021 (commencement of operations) to December 31, 2021
American Funds Insurance Series Washington Mutual Investors Fund IV	As of December 31, 2021	For the period May 27, 2021 (commencement of operations) to December 31, 2021
American Funds International Class 4	As of December 31, 2021	For the period May 27, 2021 (commencement of operations) to December 31, 2021
American Funds New World Class 4	As of December 31, 2021	For the period February 11, 2021 (commencement of operations) to December 31, 2021
Blackrock International V.I. I	As of December 31, 2021	For the period July 7, 2021 (commencement of operations) to December 31, 2021

Clearbridge Variable Dividend Strat II	As of December 31, 2021	For the period October 25, 2021 (commencement of operations) to December 31, 2021
Clearbridge Variable Mid Cap Portfolio II	As of December 31, 2021	For the period March 9, 2021 (commencement of operations) to December 31, 2021
Clearbridge Variable Small Cap Growth II	As of December 31, 2021	For the period May 27, 2021 (commencement of operations) to December 31, 2021
Columbia VP Balanced 2	As of December 31, 2021	For the period November 23, 2021 (commencement of operations) to December 31, 2021
Columbia VP Intermediate Bond 2	As of December 31, 2021	For the period November 23, 2021 (commencement of operations) to December 31, 2021
Columbia VP Limited Duration Credit 2	As of December 31, 2021	For the period July 7, 2021 (commencement of operations) to December 31, 2021
Columbia VP Select Mid Cap Value 2	As of December 31, 2021	For the period May 27, 2021 (commencement of operations) to December 31, 2021
Fidelity Investment Grade Bond SC2	As of December 31, 2021	For the period April 6, 2021 (commencement of operations) to December 31, 2021
Fidelity Mid Cap SC2	As of December 31, 2021	For the period July 12, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP Balanced Service 2	As of December 31, 2021	For the period June 16, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP Bond Index Portfolio	As of December 31, 2021	For the period September 13, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP Energy Service 2	As of December 31, 2021	For the period December 1, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP Extended Market Index Portfolio	As of December 31, 2021	For the period June 2, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP Fundsmanager 20% Service 2	As of December 31, 2021	For the period November 23, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP Health Care Portfolio SVC 2	As of December 31, 2021	For the period November 8, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP International Index Portfolio	As of December 31, 2021	For the period June 2, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP Technology Initial	As of December 31, 2021	For the period July 7, 2021 (commencement of operations) to December 31, 2021
Fidelity VIP Total Market Index Portfolio	As of December 31, 2021	For the period November 23, 2021 (commencement of operations) to December 31, 2021

Fidelity VIP Utilities Initial	As of December 31, 2021	For the period November 8, 2021 (commencement of operations) to December 31, 2021
Franklin Dynatech VIP Fund	As of December 31, 2021	For the period March 9, 2021 (commencement of operations) to December 31, 2021
Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2	As of December 31, 2021	For the period February 11, 2021 (commencement of operations) to December 31, 2021
Franklin Templeton VIP Trust Franklin Income VIP Cl 2	As of December 31, 2021	For the period November 23, 2021 (commencement of operations) to December 31, 2021
Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2	As of December 31, 2021	For the period June 2, 2021 (commencement of operations) to December 31, 2021
Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2	As of December 31, 2021	For the period May 27, 2021 (commencement of operations) to December 31, 2021
Franklin Templeton VIP Trust Global Bond Securities Cl 2	As of December 31, 2021	For the period February 11, 2021 (commencement of operations) to December 31, 2021
Franklin Templeton VIP Trust Templeton Developing Mkts Securities Cl 2	As of December 31, 2021	For the period December 1, 2021 (commencement of operations) to December 31, 2021
Goldman Sachs Mid Cap Value SC	As of December 31, 2021	For the period February 5, 2021 (commencement of operations) to December 31, 2021
Goldman Sachs Small Cap Equity Insights SC	As of December 31, 2021	For the period November 12, 2021 (commencement of operations) to December 31, 2021
Goldman Sachs Strategic Growth SC	As of December 31, 2021	For the period February 5, 2021 (commencement of operations) to December 31, 2021
Goldman Sachs VIT Growth Opportunities SC	As of December 31, 2021	For the period March 9, 2021 (commencement of operations) to December 31, 2021
Great-West Bond Index Fund Inv	As of December 31, 2021	For the period August 16, 2021 (commencement of operations) to December 31, 2021
Invesco V.I. Comstock II	As of December 31, 2021	For the period June 25, 2021 (commencement of operations) to December 31, 2021
Invesco V.I. Equity and Income II	As of December 31, 2021	For the period November 23, 2021 (commencement of operations) to December 31, 2021
Invesco V.I. Global Real Estate II	As of December 31, 2021	For the period June 25, 2021 (commencement of operations) to December 31, 2021
Invesco V.I. Government Securities II	As of December 31, 2021	For the period July 7, 2021 (commencement of operations) to December 31, 2021

Invesco V.I. International Growth Fund II	As of December 31, 2021	For the period May 12, 2021 (commencement of operations) to December 31, 2021
Invesco V.I. Main Street Fund II	As of December 31, 2021	For the period October 25, 2021 (commencement of operations) to December 31, 2021
Invesco V.I. Main Street Small Cap Fund II	As of December 31, 2021	For the period July 7, 2021 (commencement of operations) to December 31, 2021
Lord Abbett Bond Debenture VC	As of December 31, 2021	For the period July 7, 2021 (commencement of operations) to December 31, 2021
Lord Abbett Series Fundamental Equity VC	As of December 31, 2021	For the period July 12, 2021 (commencement of operations) to December 31, 2021
PIMCO VIT High Yield Adv	As of December 31, 2021	For the period August 13, 2021 (commencement of operations) to December 31, 2021
PIMCO VIT Low Duration Advisor	As of December 31, 2021	For the period August 13, 2021 (commencement of operations) to December 31, 2021
PIMCO VIT Real Return Advisor	As of December 31, 2021	For the period May 27, 2021 (commencement of operations) to December 31, 2021
PIMCO VIT Short-Term Advisor	As of December 31, 2021	For the period August 2, 2021 (commencement of operations) to December 31, 2021
PIMCO VIT Total Return Advisor	As of December 31, 2021	For the period February 11, 2021 (commencement of operations) to December 31, 2021
Pl Dynamic Allocation Series - Conservative	As of December 31, 2021	For the period June 16, 2021 (commencement of operations) to December 31, 2021
Royce Capital Fund Small-Cap SC	As of December 31, 2021	For the period February 11, 2021 (commencement of operations) to December 31, 2021
Schwab Government Money Market Portfolio	As of December 31, 2021	For the period February 5, 2021 (commencement of operations) to December 31, 2021
Schwab S&P 500 Index Portfolio	As of December 31, 2021	For the period February 5, 2021 (commencement of operations) to December 31, 2021
Schwab VIT Balanced	As of December 31, 2021	For the period April 6, 2021 (commencement of operations) to December 31, 2021
Schwab VIT Balanced With Growth	As of December 31, 2021	For the period February 9, 2021 (commencement of operations) to December 31, 2021
Schwab VIT Growth	As of December 31, 2021	For the period March 9, 2021 (commencement of operations) to December 31, 2021
T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2021	For the period November 23, 2021 (commencement of operations) to December 31, 2021

T. Rowe Price Blue Chip Growth Portfolio II	As of December 31, 2021	For the period November 24, 2021 (commencement of operations) to December 31, 2021
T. Rowe Price Health Sciences Portfolio II	As of December 31, 2021	For the period July 7, 2021 (commencement of operations) to December 31, 2021
T. Rowe Price Moderate Allocation	As of December 31, 2021	For the period September 21, 2021 (commencement of operations) to December 31, 2021
Western Asset Core Plus VIT II	As of December 31, 2021	For the period July 7, 2021 (commencement of operations) to December 31, 2021

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Assets and Liabilities

As of December 31, 2021

	AB Variable Products Series Fund, Inc.				American Funds Insurance Series

	AB VPS Growth and Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Funds Asset Allocation Class 4	American Funds Global Growth Class 4	American Funds Global Small Capitalization Class 4	American Funds Growth - Income Class 4	American Funds Growth Class 4
ASSETS
Investments at fair value	$42,312	$263,854	$2,366	$73,306	$426,705	$72,779	$66,767	$301,567	$558,239
Receivable from Protective Life and Annuity Insurance Company	-	-	-	-	-	-	-	-	-
Total assets	42,312	263,854	2,366	73,306	426,705	72,779	66,767	301,567	558,239

LIABILITIES
Payable to Protective Life and Annuity Insurance Company	-	-	-	-	460	139	133	607	645

Net assets	$42,312	$263,854	$2,366	$73,306	$426,245	$72,640	$66,634	$300,960	$557,594

Units Outstanding	3,579	19,900	222	6,407	34,792	5,706	5,396	22,531	40,158

Shares Owned in each Portfolio	1,171	3,080	111	3,164	14,941	1,633	2,026	4,599	4,510

Fair Value per Share	$36.12	$85.67	$21.35	$23.17	$28.56	$44.57	$32.96	$65.57	$123.79

Investment in Fund Shares, at Cost	$41,400	$253,619	$2,303	$69,826	$406,338	$70,598	$69,826	$284,247	$541,934

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Assets and Liabilities

As of December 31, 2021

	American Funds Insurance Series					BlackRock Variable Series Funds, Inc.	Legg Mason Partners Variable Equity Trust

	American Funds Insurance Series The Bond Fund of America IV	American Funds Insurance Series U.S. Government Securities Fund IV	American Funds Insurance Series Washington Mutual Investors Fund IV	American Funds International Class 4	American Funds New World Class 4	Blackrock International V.I. I	Clearbridge Variable Dividend Strat II	Clearbridge Variable Mid Cap Portfolio II	Clearbridge Variable Small Cap Growth II
ASSETS
Investments at fair value	$157,334	$83,623	$196,149	$12,554	$57,823	$96,775	$26,376	$235,577	$31,814
Receivable from Protective Life and Annuity Insurance Company	-	-	-	-	-	1	-	-	-
Total assets	157,334	83,623	196,149	12,554	57,823	96,776	26,376	235,577	31,814

LIABILITIES
Payable to Protective Life and Annuity Insurance Company	402	109	275	20	77	-	-	-	-

Net assets	$156,932	$83,514	$195,874	$12,534	$57,746	$96,776	$26,376	$235,577	$31,814

Units Outstanding	15,598	8,428	13,939	1,085	4,814	9,430	2,108	16,401	2,508

Shares Owned in each Portfolio	14,290	7,259	11,076	563	1,851	8,146	1,026	8,109	941

Fair Value per Share	$11.01	$11.52	$17.71	$22.31	$31.24	$11.88	$25.72	$29.05	$33.81

Investment in Fund Shares, at Cost	$159,180	$83,987	$184,269	$13,588	$60,840	$122,183	$26,816	$230,283	$34,593

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Assets and Liabilities

As of December 31, 2021

	Columbia Funds Variable Insurance Trust				Fidelity Variable Insurance Products

	Columbia VP Balanced 2	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Fidelity Investment Grade Bond SC2	Fidelity Mid Cap SC2	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Service 2
ASSETS
Investments at fair value	$5,022	$4,996	$39,574	$23,209	$353,298	$514,896	$1,560,251	$109,919	$5,998
Receivable from Protective Life and Annuity Insurance Company	-	-	-	-	-	-	-	-	-
Total assets	5,022	4,996	39,574	23,209	353,298	514,896	1,560,251	109,919	5,998

LIABILITIES
Payable to Protective Life and Annuity Insurance Company	-	-	-	-	-	-	-	-	-

Net assets	$5,022	$4,996	$39,574	$23,209	$353,298	$514,896	$1,560,251	$109,919	$5,998

Units Outstanding	449	500	3,975	1,965	35,278	36,071	135,630	10,934	534

Shares Owned in each Portfolio	121	487	4,042	646	27,219	13,072	63,632	10,011	382

Fair Value per Share	$41.39	$10.25	$9.79	$35.91	$12.98	$39.39	$24.52	$10.98	$15.69

Investment in Fund Shares, at Cost	$4,971	$4,971	$40,497	$21,264	$362,934	$562,362	$1,557,203	$112,010	$5,757

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Assets and Liabilities

As of December 31, 2021

	Fidelity Variable Insurance Products							Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP Fundsmanager 20% Service 2	Fidelity VIP Health Care Portfolio SVC 2	Fidelity VIP International Index Portfolio	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Initial	Franklin Dynatech VIP Fund	Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2
ASSETS
Investments at fair value	$210,354	$10,003	$66,924	$576,584	$359,092	$4,014	$73,893	$170,609	$45,246
Receivable from Protective Life and Annuity Insurance Company	1	-	-	6	-	-	-	-	-
Total assets	210,355	10,003	66,924	576,590	359,092	4,014	73,893	170,609	45,246

LIABILITIES
Payable to Protective Life and Annuity Insurance Company	-	-	-	-	2	-	-	-	-

Net assets	$210,355	$10,003	$66,924	$576,590	$359,090	$4,014	$73,893	$170,609	$45,246

Units Outstanding	19,378	961	6,018	55,183	27,337	330	6,055	14,039	3,730

Shares Owned in each Portfolio	14,855	824	1,678	50,533	10,073	231	3,553	14,397	3,329

Fair Value per Share	$14.16	$12.14	$39.89	$11.41	$35.65	$17.36	$20.80	$11.85	$13.59

Investment in Fund Shares, at Cost	$219,191	$10,019	$68,549	$596,875	$350,518	$4,028	$69,706	$154,408	$46,910

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Assets and Liabilities

As of December 31, 2021

	Franklin Templeton Variable Insurance Products Trust					Goldman Sachs Variable Insurance Trust

	Franklin Templeton VIP Trust Franklin Income VIP Cl 2	Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2	Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2	Franklin Templeton VIP Trust Global Bond Securities Cl 2	Franklin Templeton VIP Trust Templeton Developing Markets Securities Cl 2	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth SC	Goldman Sachs VIT Growth Opportunities SC
ASSETS
Investments at fair value	$5,080	$58,959	$222,448	$88,839	$5,844	$142,884	$28,227	$1,156	$163,375
Receivable from Protective Life and Annuity Insurance Company	-	-	-	-	-	-	-	-	-
Total assets	5,080	58,959	222,448	88,839	5,844	142,884	28,227	1,156	163,375

LIABILITIES
Payable to Protective Life and Annuity Insurance Company	-	1	16	-	-	1	-	2	-

Net assets	$5,080	$58,958	$222,432	$88,839	$5,844	$142,883	$28,227	$1,154	$163,375

Units Outstanding	405	4,358	15,133	9,108	540	9,618	2,554	88	13,091

Shares Owned in each Portfolio	303	1,665	12,682	6,766	548	7,246	2,183	70	13,391

Fair Value per Share	$16.76	$35.42	$17.54	$13.13	$10.67	$19.72	$12.93	$16.55	$12.20

Investment in Fund Shares, at Cost	$4,971	$54,488	$220,158	$89,652	$5,757	$147,566	$35,846	$1,134	$175,807

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Assets and Liabilities

As of December 31, 2021

	Great-West Funds, Inc.	Invesco Variable Insurance Funds						Lord Abbett Series Fund, Inc.

	Great-West Bond Index Fund Inv	Invesco V.I. Comstock II	Invesco V.I. Equity and Income II	Invesco V.I. Global Real Estate II	Invesco V.I. Government Securities II	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II	Lord Abbett Bond Debenture VC
ASSETS
Investments at fair value	$125,028	$113,030	$4,988	$97,725	$80,424	$31,562	$33,321	$24,911
Receivable from Protective Life and Annuity Insurance Company	-	-	-	-	-	-	-	-
Total assets	125,028	113,030	4,988	97,725	80,424	31,562	33,321	24,911

LIABILITIES
Payable to Protective Life and Annuity Insurance Company	452	-	-	-	-	-	-	-

Net assets	$124,576	$113,030	$4,988	$97,725	$80,424	$31,562	$33,321	$24,911

Units Outstanding	12,825	7,320	378	7,323	8,243	2,338	3,577	2,312

Shares Owned in each Portfolio	8,599	5,370	243	5,575	7,073	895	1,306	2,025

Fair Value per Share	$14.54	$21.05	$20.55	$17.53	$11.37	$35.28	$30.83	$12.30

Investment in Fund Shares, at Cost	$128,101	$107,436	$4,971	$93,664	$82,602	$31,710	$33,590	$26,101

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Assets and Liabilities

As of December 31, 2021

	Lord Abbett Series Fund, Inc.	PIMCO Variable Insurance Trust					Clayton Street Trust	Royce Capital Fund	Schwab Variable Insurance Trust

	Lord Abbett Series Fundamental Equity VC	PIMCO VIT High Yield Adv	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short- Term Advisor	PIMCO VIT Total Return Advisor	PL Dynamic Allocation Series - Conservative	Royce Capital Fund Small-Cap SC	Schwab Government Money Market Portfolio
ASSETS
Investments at fair value	$97,923	$70,772	$95,842	$27,804	$22,705	$1,125,817	$49,882	$75,631	$977,434
Receivable from Protective Life and Annuity Insurance Company	-	-	-	-	-	-	-	-	-
Total assets	97,923	70,772	95,842	27,804	22,705	1,125,817	49,882	75,631	977,434

LIABILITIES
Payable to Protective Life and Annuity Insurance Company	-	1	-	-	-	2	-	12	2

Net assets	$97,923	$70,771	$95,842	$27,804	$22,705	$1,125,815	$49,882	$75,619	$977,432

Units Outstanding	6,964	6,825	9,674	2,600	2,276	113,409	4,376	5,030	98,090

Shares Owned in each Portfolio	4,869	8,913	9,369	1,987	2,204	104,630	3,873	8,221	977,434

Fair Value per Share	$20.11	$7.94	$10.23	$13.99	$10.30	$10.76	$12.88	$9.20	$1.00

Investment in Fund Shares, at Cost	$94,967	$71,035	$96,528	$27,610	$22,776	$1,153,763	$48,657	$70,115	$977,434

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Assets and Liabilities

As of December 31, 2021

	Schwab Variable Insurance Trust				T. Rowe Price Equity Series, Inc				Legg Mason Partners Variable Equity Trust

	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced	Schwab VIT Balanced With Growth	Schwab VIT Growth	T. Rowe Price All- Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Western Asset Core Plus VIT II
ASSETS
Investments at fair value	$5,085,992	$491,067	$439,682	$613,087	$3,972	$34,854	$57,639	$474,313	$19,791
Receivable from Protective Life and Annuity Insurance Company	-	-	-	-	-	-	-	5	-
Total assets	5,085,992	491,067	439,682	613,087	3,972	34,854	57,639	474,318	19,791

LIABILITIES
Payable to Protective Life and Annuity Insurance Company	-	-	-	-	-	-	-	-	-

Net assets	$5,085,992	$491,067	$439,682	$613,087	$3,972	$34,854	$57,639	$474,318	$19,791

Units Outstanding	366,905	43,112	36,730	47,997	340	2,948	5,265	43,946	1,950

Shares Owned in each Portfolio	72,234	32,760	25,504	30,917	83	691	942	18,990	3,326

Fair Value per Share	$70.41	$14.99	$17.24	$19.83	$38.68	$50.47	$61.19	$22.63	$5.95

Investment in Fund Shares, at Cost	$4,659,388	$476,954	$427,379	$571,036	$4,719	$37,411	$59,591	$512,620	$20,440

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S
Statement of Operations
For the period ended December 31, 2021

	AB Variable Products Series Fund, Inc.				American Funds Insurance Series

	AB VPS Growth and Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Funds Asset Allocation Class 4	American Funds Global Growth Class 4	American Funds Global Small Capitalization Class 4	American Funds Growth - Income Class 4	American Funds Growth Class 4

INVESTMENT INCOME
Dividend income	$-	$-	$-	$-	$6,261	$117	$-	$2,580	$1,129

EXPENSES
Mortality and expense risk and administrative charges	12	355	1	68	1,352	99	66	500	1,740

Net investment income (loss)	(12)	(355)	(1)	(68)	4,909	18	(66)	2,080	(611)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	12	350	1	68	879	95	65	353	2,570
Capital gain distributions	-	-	-	-	12,743	981	-	1,178	64,373
Net realized gain (loss) on investments	12	350	1	68	13,622	1,076	65	1,531	66,943

Net unrealized appreciation (depreciation) on investments	912	10,235	63	3,480	20,366	2,181	(3,059)	17,320	16,305

Net realized and unrealized gain (loss) on investments	924	10,585	64	3,548	33,988	3,257	(2,994)	18,851	83,248

Net increase (decrease) in net assets resulting from operations	$912	$10,230	$63	$3,480	$38,897	$3,275	$(3,060)	$20,931	$82,637

Note: Totals may not appear to foot/crossfoot due to rounding

									Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S Statement of Operations
For the period ended December 31, 2021

	American Funds Insurance Series					BlackRock Variable Series Funds, Inc.	Legg Mason Partners Variable Equity Trust

	American Funds Insurance Series The Bond Fund of America IV	American Funds Insurance Series U.S. Government Securities Fund IV	American Funds Insurance Series Washington Mutual Investors Fund IV	American Funds International Class 4	American Funds New World Class 4	Blackrock International V.I. I	Clearbridge Variable Dividend Strat II	Clearbridge Variable Mid Cap Portfolio II	Clearbridge Variable Small Cap Growth II

INVESTMENT INCOME
Dividend income	$1,923	$397	$1,976	$320	$408	$666	$141	$26	$-

EXPENSES
Mortality and expense risk and administrative charges	65	20	226	36	131	92	7	487	86

Net investment income (loss)	1,858	377	1,750	284	277	574	134	(461)	(86)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	62	-	198	27	96	(93)	7	383	75
Capital gain distributions	-	-	-	-	1,211	20,443	1,045	22,585	4,016
Net realized gain (loss) on investments	62	-	198	27	1,307	20,350	1,052	22,968	4,091

Net unrealized appreciation (depreciation) on investments	(1,846)	(364)	11,880	(1,033)	(3,017)	(25,408)	(439)	5,294	(2,779)

Net realized and unrealized gain (loss) on investments	(1,784)	(364)	12,078	(1,006)	(1,710)	(5,058)	613	28,262	1,312

Net increase (decrease) in net assets resulting from operations	$74	$13	$13,828	$(722)	$(1,433)	$(4,484)	$747	$27,801	$1,226

Note: Totals may not appear to foot/crossfoot due to rounding

									Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S
Statement of Operations
For the period ended December 31, 2021

	Columbia Funds Variable Insurance Trust				Fidelity Variable Insurance Products

	Columbia VP Balanced 2	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Fidelity Investment Grade Bond SC2	Fidelity Mid Cap SC2	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Service 2

INVESTMENT INCOME
Dividend income	$-	$-	$547	$-	$4,916	$1,660	$8,422	$865	$-

EXPENSES
Mortality and expense risk and administrative charges	2	2	48	58	444	509	1,248	131	1

Net investment income (loss)	(2)	(2)	499	(58)	4,472	1,151	7,174	734	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	2	2	48	49	380	520	1,329	(133)	2
Capital gain distributions	-	-	-	-	5,911	77,515	33,752	-	-
Net realized gain (loss) on investments	2	2	48	49	6,291	78,035	35,081	(133)	2

Net unrealized appreciation (depreciation) on investments	51	24	(924)	1,945	(9,636)	(47,466)	3,048	(2,091)	241

Net realized and unrealized gain (loss) on investments	53	26	(876)	1,994	(3,345)	30,569	38,129	(2,224)	243

Net increase (decrease) in net assets resulting from operations	$51	$24	$(377)	$1,936	$1,127	$31,720	$45,303	$(1,490)	$242

Note: Totals may not appear to foot/crossfoot due to rounding

									Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S
Statement of Operations
For the period ended December 31, 2021

	Fidelity Variable Insurance Products							Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP Fundsmanager 20% Service 2	Fidelity VIP Health Care Portfolio SVC 2	Fidelity VIP International Index Portfolio	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Initial	Franklin Dynatech VIP Fund	Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2

INVESTMENT INCOME

Dividend income	$1,856	$74	$-	$12,130	$-	$32	$-	$-	$860

EXPENSES
Mortality and expense risk and administrative charges	269	5	43	693	401	2	46	628	187

Net investment income (loss)	1,587	69	(43)	11,437	(401)	30	(46)	(628)	673

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	-	5	43	-	(398)	(2)	(44)	5,362	101
Capital gain distributions	9,706	3	52	593	12,096	20	1,211	10,513	-
Net realized gain (loss) on investments	9,706	8	95	593	11,698	18	1,167	15,875	101

Net unrealized appreciation (depreciation) on investments	(8,837)	(16)	(1,624)	(20,291)	8,575	(15)	4,186	16,201	(1,663)

Net realized and unrealized gain (loss) on investments	869	(8)	(1,529)	(19,698)	20,273	3	5,353	32,076	(1,562)

Net increase (decrease) in net assets resulting from operations	$2,456	$61	$(1,572)	$(8,261)	$19,872	$33	$5,307	$31,448	$(889)

Note: Totals may not appear to foot/crossfoot due to rounding

									Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S
Statement of Operations
For the period ended December 31, 2021

	Franklin Templeton Variable Insurance Products Trust					Goldman Sachs Variable Insurance Trust

	Franklin Templeton VIP Trust Franklin Income VIP Cl 2	Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2	Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2	Franklin Templeton VIP Trust Global Bond Securities Cl 2	Franklin Templeton VIP Trust Templeton Developing Markets Securities Cl 2	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth SC	Goldman Sachs VIT Growth Opportunities SC

INVESTMENT INCOME
Dividend income	$-	$286	$102	$-	$-	$274	$65	$-	$-

EXPENSES
Mortality and expense risk and administrative charges	2	63	232	111	1	174	9	1	459

Net investment income (loss)	(2)	223	(130)	(111)	(1)	100	56	(1)	(459)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	2	60	211	(3)	1	190	(10)	1	348
Capital gain distributions	-	1,076	270	-	-	18,255	6,097	136	27,966
Net realized gain (loss) on investments	2	1,136	481	(3)	1	18,445	6,087	137	28,314

Net unrealized appreciation (depreciation) on investments	109	4,471	2,289	(813)	88	(4,682)	(7,619)	22	(12,432)

Net realized and unrealized gain (loss) on investments	111	5,607	2,770	(816)	89	13,763	(1,532)	159	15,882

Net increase (decrease) in net assets resulting from operations	$109	$5,830	$2,640	$(927)	$88	$13,863	$(1,476)	$158	$15,423

Note: Totals may not appear to foot/crossfoot due to rounding

									Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S
Statement of Operations
For the period ended December 31, 2021

	Great-West Funds, Inc.	Invesco Variable Insurance Funds							Lord Abbett Series Fund, Inc.

	Great-West Bond Index Fund Inv	Invesco V.I. Comstock II	Invesco V.I. Equity and Income II	Invesco V.I. Global Real Estate II	Invesco V.I. Government Securities II	Invesco V.I. International Growth Fund II	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II	Lord Abbett Bond Debenture VC

INVESTMENT INCOME
Dividend income	$616	$1,712	$-	$1,680	$1,400	$-	$85	$37	$755

EXPENSES
Mortality and expense risk and administrative charges	212	131	2	76	60	5	9	27	26

Net investment income (loss)	404	1,581	(2)	1,604	1,340	(5)	76	10	729

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	-	138	2	77	60	994	10	1	26
Capital gain distributions	844	-	-	-	-	-	963	1,298	399
Net realized gain (loss) on investments	844	138	2	77	60	994	973	1,299	425

Net unrealized appreciation (depreciation) on investments	(3,073)	5,594	17	4,061	(2,178)	-	(148)	(269)	(1,190)

Net realized and unrealized gain (loss) on investments	(2,229)	5,732	19	4,138	(2,118)	994	825	1,030	(765)

Net increase (decrease) in net assets resulting from operations	$(1,825)	$7,313	$17	$5,742	$(778)	$989	$901	$1,040	$(36)

Note: Totals may not appear to foot/crossfoot due to rounding

									Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S
Statement of Operations
For the period ended December 31, 2021

	Lord Abbett Series Fund, Inc.	PIMCO Variable Insurance Trust					Clayton Street Trust	Royce Capital Fund	Schwab Variable Insurance Trust

	Lord Abbett Series Fundamental Equity VC	PIMCO VIT High Yield Adv	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short- Term Advisor	PIMCO VIT Total Return Advisor	PL Dynamic Allocation Series - Conservative	Royce Capital Fund Small-Cap SC	Schwab Government Money Market Portfolio

INVESTMENT INCOME
Dividend income	$763	$1,209	$156	$732	$35	$9,475	$236	$877	$524

EXPENSES
Mortality and expense risk and administrative charges	76	67	70	56	20	2,113	102	91	2,343

Net investment income (loss)	687	1,142	86	676	15	7,362	134	786	(1,819)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	79	67	70	47	21	1,470	120	206	1,823
Capital gain distributions	3,940	-	-	-	-	25,856	-	-	-
Net realized gain (loss) on investments	4,019	67	70	47	21	27,326	120	206	1,823

Net unrealized appreciation (depreciation) on investments	2,956	(262)	(686)	194	(72)	(27,946)	1,224	5,516	-

Net realized and unrealized gain (loss) on investments	6,975	(195)	(616)	241	(51)	(620)	1,344	5,722	1,823

Net increase (decrease) in net assets resulting from operations	$7,662	$947	$(530)	$917	$(36)	$6,742	$1,478	$6,508	$4

Note: Totals may not appear to foot/crossfoot due to rounding

									Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S
Statement of Operations
For the period ended December 31, 2021

	Schwab Variable Insurance Trust				T. Rowe Price Equity Series, Inc				Legg Mason Partners Variable Equity Trust

	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced	Schwab VIT Balanced With Growth	Schwab VIT Growth	T. Rowe Price All- Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Western Asset Core Plus VIT II

INVESTMENT INCOME
Dividend income	$18,123	$4,982	$1,967	$7,330	$-	$-	$-	$2,073	$465

EXPENSES
Mortality and expense risk and administrative charges	7,279	815	658	1,562	2	6	36	316	24

Net investment income (loss)	10,844	4,167	1,309	5,768	(2)	(6)	(36)	1,757	441

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	14,416	610	514	1,089	739	6	36	43,526	24
Capital gain distributions	-	10	-	-	740	2,113	2,915	43,828	-
Net realized gain (loss) on investments	14,416	620	514	1,089	1,479	2,119	2,951	87,354	24

Net unrealized appreciation (depreciation) on investments	426,604	14,112	12,304	42,052	(747)	(2,557)	(1,953)	(38,306)	(649)
Net realized and unrealized gain (loss) on investments	441,020	14,732	12,818	43,141	732	(438)	998	49,048	(625)

Net increase (decrease) in net assets resulting from operations	$451,864	$18,899	$14,127	$48,909	$730	$(444)	$962	$50,805	$(184)

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Changes in Net Assets

For the period ended December 31, 2021

	AB Variable Products Series Fund, Inc.				American Funds Insurance Series

	AB VPS Growth and Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Funds Asset Allocation Class 4	American Funds Global Growth Class 4	American Funds Global Small Capitalization Class 4	American Funds Growth - Income Class 4	American Funds Growth Class 4
FROM OPERATIONS
Net investment income (loss)	$(12)	$(355)	$(1)	$(68)	$4,909	$18	$(66)	$2,080	$(611)
Net realized gain (loss) on investments	12	350	1	68	13,622	1,076	65	1,531	66,943
Net unrealized appreciation (depreciation) on investments	912	10,235	63	3,480	20,366	2,181	(3,059)	17,320	16,305

Net increase (decrease) in net assets resulting from operations	912	10,230	63	3,480	38,897	3,275	(3,060)	20,931	82,637

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	23,171	4,000	2,307	69,893	389,421	41,662	69,893	236,767	565,360
Contract maintenance fees	-	(4)	(4)	-	(5)	-	-	(662)	(4)
Contract owners' benefits	-	(18)	-	-	(22)	-	-	-	(17)
Transfer (to) from other portfolios	18,229	249,646	-	(67)	(2,046)	27,703	(199)	43,924	(90,382)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	41,400	253,624	2,303	69,826	387,348	69,365	69,694	280,029	474,957

Total increase (decrease) in net assets	42,312	263,854	2,366	73,306	426,245	72,640	66,634	300,960	557,594

NET ASSETS	$42,312	$263,854	$2,366	$73,306	$426,245	$72,640	$66,634	$300,960	$557,594

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Changes in Net Assets

For the period ended December 31, 2021

	American Funds Insurance Series					BlackRock Variable Series Funds, Inc.	Legg Mason Partners Variable Equity Trust

	American Funds Insurance Series The Bond Fund of America IV	American Funds Insurance Series U.S. Government Securities Fund IV	American Funds Insurance Series Washington Mutual Investors Fund IV	American Funds International Class 4	American Funds New World Class 4	Blackrock International V.I. I	Clearbridge Variable Dividend Strat II	Clearbridge Variable Mid Cap Portfolio II	Clearbridge Variable Small Cap Growth II
FROM OPERATIONS
Net investment income (loss)	$1,858	$377	$1,750	$284	$277	$574	$134	$(461)	$(86)
Net realized gain (loss) on investments	62	-	198	27	1,307	20,350	1,052	22,968	4,091
Net unrealized appreciation (depreciation) on investments	(1,846)	(364)	11,880	(1,033)	(3,017)	(25,408)	(439)	5,294	(2,779)

Net increase (decrease) in net assets resulting from operations	74	13	13,828	(722)	(1,433)	(4,484)	747	27,801	1,226

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	158,195	44,832	104,840	-	13,867	75,661	14,482	168,274	20,000
Contract maintenance fees	(601)	-	(51)	-	(4)	(23)	-	(138)	-
Contract owners' benefits	(22)	-	-	-	-	-	-	-	-
Transfer (to) from other portfolios	(714)	38,669	77,257	13,256	45,316	25,622	11,147	39,640	10,588

Net increase (decrease) in net assets resulting from variable annuity contract transactions	156,858	83,501	182,046	13,256	59,179	101,260	25,629	207,776	30,588

Total increase (decrease) in net assets	156,932	83,514	195,874	12,534	57,746	96,776	26,376	235,577	31,814

NET ASSETS	$156,932	$83,514	$195,874	$12,534	$57,746	$96,776	$26,376	$235,577	$31,814

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Changes in Net Assets

For the period ended December 31, 2021

	Columbia Funds Variable Insurance Trust				Fidelity Variable Insurance Products

	Columbia VP Balanced 2	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Fidelity Investment Grade Bond SC2	Fidelity Mid Cap SC2	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Service 2
FROM OPERATIONS
Net investment income (loss)	$(2)	$(2)	$499	$(58)	$4,472	$1,151	$7,174	$734	$(1)
Net realized gain (loss) on investments	2	2	48	49	6,291	78,035	35,081	(133)	2
Net unrealized appreciation (depreciation) on investments	51	24	(924)	1,945	(9,636)	(47,466)	3,048	(2,091)	241

Net increase (decrease) in net assets resulting from operations	51	24	(377)	1,936	1,127	31,720	45,303	(1,490)	242

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	5,000	5,000	-	-	296,226	436,598	801,100	111,394	5,768
Contract maintenance fees	(5)	(5)	-	-	(1,512)	(400)	(1,686)	(116)	(10)
Contract owners' benefits	(22)	(22)	-	-	(22)	-	(1,609)	-	-
Transfer (to) from other portfolios	(2)	(1)	39,951	21,273	57,479	46,978	717,143	131	(2)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,971	4,972	39,951	21,273	352,171	483,176	1,514,948	111,409	5,756

Total increase (decrease) in net assets	5,022	4,996	39,574	23,209	353,298	514,896	1,560,251	109,919	5,998

NET ASSETS	$5,022	$4,996	$39,574	$23,209	$353,298	$514,896	$1,560,251	$109,919	$5,998

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Changes in Net Assets

For the period ended December 31, 2021

	Fidelity Variable Insurance Products							Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP Fundsmanager 20% Service 2	Fidelity VIP Health Care Portfolio SVC 2	Fidelity VIP International Index Portfolio	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Initial	Franklin Dynatech VIP Fund	Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2
FROM OPERATIONS
Net investment income (loss)	$1,587	$69	$(43)	$11,437	$(401)	$30	$(46)	$(628)	$673
Net realized gain (loss) on investments	9,706	8	95	593	11,698	18	1,167	15,875	101
Net unrealized appreciation (depreciation) on investments	(8,837)	(16)	(1,624)	(20,291)	8,575	(15)	4,186	16,201	(1,663)

Net increase (decrease) in net assets resulting from operations	2,456	61	(1,572)	(8,261)	19,872	33	5,307	31,448	(889)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	31,441	10,000	68,539	402,588	114,556	4,000	68,539	220,152	46,240
Contract maintenance fees	(245)	(9)	-	(255)	-	(4)	-	-	-
Contract owners' benefits	-	(44)	-	-	-	(17)	-	-	-
Transfer (to) from other portfolios	176,703	(5)	(43)	182,518	224,662	2	47	(80,991)	(105)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	207,899	9,942	68,496	584,851	339,218	3,981	68,586	139,161	46,135

Total increase (decrease) in net assets	210,355	10,003	66,924	576,590	359,090	4,014	73,893	170,609	45,246

NET ASSETS	$210,355	$10,003	$66,924	$576,590	$359,090	$4,014	$73,893	$170,609	$45,246

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Changes in Net Assets

For the period ended December 31, 2021

	Franklin Templeton Variable Insurance Products Trust					Goldman Sachs Variable Insurance Trust

	Franklin Templeton VIP Trust Franklin Income VIP Cl 2	Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2	Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2	Franklin Templeton VIP Trust Global Bond Securities Cl 2	Franklin Templeton VIP Trust Templeton Developing Markets Securities Cl 2	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth SC	Goldman Sachs VIT Growth Opportunities SC
FROM OPERATIONS
Net investment income (loss)	$(2)	$223	$(130)	$(111)	$(1)	$100	$56	$(1)	$(459)
Net realized gain (loss) on investments	2	1,136	481	(3)	1	18,445	6,087	137	28,314
Net unrealized appreciation (depreciation) on investments	109	4,471	2,289	(813)	88	(4,682)	(7,619)	22	(12,432)

Net increase (decrease) in net assets resulting from operations	109	5,830	2,640	(927)	88	13,863	(1,476)	158	15,423

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	5,000	13,689	209,840	23,120	5,768	130,002	29,694	1,000	121,624
Contract maintenance fees	(5)	(129)	(498)	-	(10)	(816)	-	(2)	-
Contract owners' benefits	(22)	(18)	-	-	-	-	-	-	-
Transfer (to) from other portfolios	(2)	39,586	10,450	66,646	(2)	(166)	9	(2)	26,328

Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,971	53,128	219,792	89,766	5,756	129,020	29,703	996	147,952

Total increase (decrease) in net assets	5,080	58,958	222,432	88,839	5,844	142,883	28,227	1,154	163,375

NET ASSETS	$5,080	$58,958	$222,432	$88,839	$5,844	$142,883	$28,227	$1,154	$163,375

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Changes in Net Assets

For the period ended December 31, 2021

	Great-West Funds, Inc.	Invesco Variable Insurance Funds							Lord Abbett Series Fund, Inc.

	Great-West Bond Index Fund Inv	Invesco V.I. Comstock II	Invesco V.I. Equity and Income II	Invesco V.I. Global Real Estate II	Invesco V.I. Government Securities II	Invesco V.I. International Growth Fund II	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II	Lord Abbett Bond Debenture VC
FROM OPERATIONS
Net investment income (loss)	$404	$1,581	$(2)	$1,604	$1,340	$(5)	$76	$10	$729
Net realized gain (loss) on investments	844	138	2	77	60	994	973	1,299	425
Net unrealized appreciation (depreciation) on investments	(3,073)	5,594	17	4,061	(2,178)	-	(148)	(269)	(1,190)

Net increase (decrease) in net assets resulting from operations	(1,825)	7,313	17	5,742	(778)	989	901	1,040	(36)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	193,539	106,355	5,000	92,242	23,171	25,230	17,378	-	5,000
Contract maintenance fees	(38)	(512)	(5)	(184)	-	-	-	(17)	(5)
Contract owners' benefits	-	-	(22)	-	-	-	-	-	(22)
Transfer (to) from other portfolios	(67,100)	(126)	(2)	(75)	58,031	(26,219)	13,283	32,298	19,974

Net increase (decrease) in net assets resulting from variable annuity contract transactions	126,401	105,717	4,971	91,983	81,202	(989)	30,661	32,281	24,947

Total increase (decrease) in net assets	124,576	113,030	4,988	97,725	80,424	-	31,562	33,321	24,911

NET ASSETS	$124,576	$113,030	$4,988	$97,725	$80,424	$-	$31,562	$33,321	$24,911

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Changes in Net Assets

For the period ended December 31, 2021

	Lord Abbett Series Fund, Inc.	PIMCO Variable Insurance Trust					Clayton Street Trust	Royce Capital Fund	Schwab Variable Insurance Trust

	Lord Abbett Series Fundamental Equity VC	PIMCO VIT High Yield Adv	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short- Term Advisor	PIMCO VIT Total Return Advisor	PL Dynamic Allocation Series - Conservative	Royce Capital Fund Small-Cap SC	Schwab Government Money Market Portfolio
FROM OPERATIONS
Net investment income (loss)	$687	$1,142	$86	$676	$15	$7,362	$134	$786	$(1,819)
Net realized gain (loss) on investments	4,019	67	70	47	21	27,326	120	206	1,823
Net unrealized appreciation (depreciation) on investments	2,956	(262)	(686)	194	(72)	(27,946)	1,224	5,516	-

Net increase (decrease) in net assets resulting from operations	7,662	947	(530)	917	(36)	6,742	1,478	6,508	4

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	90,422	69,893	79,121	20,000	22,838	1,052,634	50,000	69,343	4,063,717
Contract maintenance fees	(86)	-	(15)	-	(76)	(3,608)	(227)	(31)	(123)
Contract owners' benefits	-	-	-	-	-	(22)	(1,082)	-	-
Transfer (to) from other portfolios	(75)	(69)	17,266	6,887	(21)	70,069	(287)	(201)	(3,086,166)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	90,261	69,824	96,372	26,887	22,741	1,119,073	48,404	69,111	977,428

Total increase (decrease) in net assets	97,923	70,771	95,842	27,804	22,705	1,125,815	49,882	75,619	977,432

NET ASSETS	$97,923	$70,771	$95,842	$27,804	$22,705	$1,125,815	$49,882	$75,619	$977,432

Note: Totals may not appear to foot/crossfoot due to rounding

Continued

The accompanying notes are an integral part of these financial statements

Protective Life and Annuity Insurance Company - Variable Account S

Statement of Changes in Net Assets

For the period ended December 31, 2021

	Schwab Variable Insurance Trust				T. Rowe Price Equity Series, Inc				Legg Mason Partners Variable Equity Trust

	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced	Schwab VIT Balanced With Growth	Schwab VIT Growth	T. Rowe Price All- Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Western Asset Core Plus VIT II
FROM OPERATIONS
Net investment income (loss)	$10,844	$4,167	$1,309	$5,768	$(2)	$(6)	$(36)	$1,757	$441
Net realized gain (loss) on investments	14,416	620	514	1,089	1,479	2,119	2,951	87,354	24
Net unrealized appreciation (depreciation) on investments	426,604	14,112	12,304	42,052	(747)	(2,557)	(1,953)	(38,306)	(649)

Net increase (decrease) in net assets resulting from operations	451,864	18,899	14,127	48,909	730	(444)	962	50,805	(184)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	3,900,182	477,601	368,853	568,805	4,000	-	25,249	468,036	-
Contract maintenance fees	(11,429)	(4,412)	(559)	(2,714)	(3)	(48)	(15)	(1,195)	-
Contract owners' benefits	-	(868)	-	(875)	(17)	-	(22)	(22)	-
Transfer (to) from other portfolios	745,375	(153)	57,261	(1,038)	(738)	35,346	31,465	(43,306)	19,975

Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,634,128	472,168	425,555	564,178	3,242	35,298	56,677	423,513	19,975

Total increase (decrease) in net assets	5,085,992	491,067	439,682	613,087	3,972	34,854	57,639	474,318	19,791

NET ASSETS	$5,085,992	$491,067	$439,682	$613,087	$3,972	$34,854	$57,639	$474,318	$19,791

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(1) Organization

The PLAIC Variable Annuity Account S (“Separate Account”) was established by Protective Life and Annuity Insurance Company (“PLAIC”) and commenced operations on February 5, 2021. PLAIC is a wholly owned subsidiary of Protective Life Insurance Company (“Protective Life”), which is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (“Contracts”) issued by PLAIC are allocated until maturity or termination of the Contracts. The following is a list of each variable annuity product funded by the Separate Account:

Schwab Genesis Advisory NY Variable Annuity	Schwab Genesis NY Variable Annuity

PLAIC has structured the Separate Account into a unit investment trust registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services – Investment Companies”.

During the period ended December 31, 2021, assets were invested in up to seventy-two subaccounts.

AB VPS Growth and Income B	For the period October 25, 2021 (date of commencement) to December 31, 2021
AB VPS Large Cap Growth B	For the period September 7, 2021 (date of commencement) to December 31, 2021
AB VPS Small Cap Growth B	For the period December 1, 2021 (date of commencement) to December 31, 2021
AB VPS Small/Mid Cap Value B	For the period August 13, 2021 (date of commencement) to December 31, 2021
American Funds Asset Allocation Class 4*	For the period March 23, 2021 (date of commencement) to December 31, 2021
American Funds Global Growth Class 4*	For the period May 27, 2021 (date of commencement) to December 31, 2021
American Funds Global Small Capitalization Class 4*	For the period August 13, 2021 (date of commencement) to December 31, 2021
American Funds Growth - Income Class 4*	For the period February 11, 2021 (date of commencement) to December 31, 2021
American Funds Growth Class 4*	For the period March 23, 2021 (date of commencement) to December 31, 2021
American Funds Insurance Series The Bond Fund of America IV*	For the period September 29, 2021 (date of commencement) to December 31, 2021
American Funds Insurance Series U.S. Government Securities Fund IV*	For the period October 25, 2021 (date of commencement) to December 31, 2021
American Funds Insurance Series Washington Mutual Investors Fund IV*	For the period May 27, 2021 (date of commencement) to December 31, 2021
American Funds International Class 4*	For the period May 27, 2021 (date of commencement) to December 31, 2021
American Funds New World Class 4*	For the period February 11, 2021 (date of commencement) to December 31, 2021
Blackrock International V.I. I	For the period July 7, 2021 (date of commencement) to December 31, 2021
Clearbridge Variable Dividend Strat II	For the period October 25, 2021 (date of commencement) to December 31, 2021
Clearbridge Variable Mid Cap Portfolio II	For the period March 9, 2021 (date of commencement) to December 31, 2021
Clearbridge Variable Small Cap Growth II	For the period May 27, 2021 (date of commencement) to December 31, 2021
Columbia VP Balanced 2	For the period November 23, 2021 (date of commencement) to December 31, 2021
Columbia VP Intermediate Bond 2	For the period November 23, 2021 (date of commencement) to December 31, 2021
Columbia VP Limited Duration Credit 2	For the period July 7, 2021 (date of commencement) to December 31, 2021
Columbia VP Select Mid Cap Value 2	For the period May 27, 2021 (date of commencement) to December 31, 2021
Fidelity Investment Grade Bond SC2	For the period April 6, 2021 (date of commencement) to December 31, 2021
Fidelity Mid Cap SC2	For the period July 12, 2021 (date of commencement) to December 31, 2021
Fidelity VIP Balanced Service 2	For the period June 16, 2021 (date of commencement) to December 31, 2021
Fidelity VIP Bond Index Portfolio	For the period September 13, 2021 (date of commencement) to December 31, 2021
Fidelity VIP Energy Service 2	For the period December 1, 2021 (date of commencement) to December 31, 2021

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(1) Organization, continued

Fidelity VIP Extended Market Index Portfolio	For the period June 2, 2021 (date of commencement) to December 31, 2021
Fidelity VIP Fundsmanager 20% Service 2	For the period November 23, 2021 (date of commencement) to December 31, 2021
Fidelity VIP Health Care Portfolio SVC 2	For the period November 8, 2021 (date of commencement) to December 31, 2021
Fidelity VIP International Index Portfolio	For the period June 2, 2021 (date of commencement) to December 31, 2021
Fidelity VIP Technology Initial	For the period July 7, 2021 (date of commencement) to December 31, 2021
Fidelity VIP Total Market Index Portfolio	For the period November 23, 2021 (date of commencement) to December 31, 2021
Fidelity VIP Utilities Initial	For the period November 8, 2021 (date of commencement) to December 31, 2021
Franklin Dynatech VIP Fund	For the period March 9, 2021 (date of commencement) to December 31, 2021
Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2	For the period February 11, 2021 (date of commencement) to December 31, 2021
Franklin Templeton VIP Trust Franklin Income VIP Cl 2	For the period November 23, 2021 (date of commencement) to December 31, 2021
Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2	For the period June 2, 2021 (date of commencement) to December 31, 2021
Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2	For the period May 27, 2021 (date of commencement) to December 31, 2021
Franklin Templeton VIP Trust Global Bond Securities Cl 2	For the period February 11, 2021 (date of commencement) to December 31, 2021
Franklin Templeton VIP Trust Templeton Developing Markets Securities Cl 2	For the period December 1, 2021 (date of commencement) to December 31, 2021
Goldman Sachs Mid Cap Value SC	For the period February 5, 2021 (date of commencement) to December 31, 2021
Goldman Sachs Small Cap Equity Insights SC	For the period November 12, 2021 (date of commencement) to December 31, 2021
Goldman Sachs Strategic Growth SC	For the period February 5, 2021 (date of commencement) to December 31, 2021
Goldman Sachs VIT Growth Opportunities SC	For the period March 9, 2021 (date of commencement) to December 31, 2021
Great-West Bond Index Fund Inv	For the period August 16, 2021 (date of commencement) to December 31, 2021
Invesco V.I. Comstock II	For the period June 25, 2021 (date of commencement) to December 31, 2021
Invesco V.I. Equity and Income II	For the period November 23, 2021 (date of commencement) to December 31, 2021
Invesco V.I. Global Real Estate II	For the period June 25, 2021 (date of commencement) to December 31, 2021
Invesco V.I. Government Securities II	For the period July 7, 2021 (date of commencement) to December 31, 2021
Invesco V.I. International Growth Fund II	For the period May 12, 2021 (date of commencement) to December 31, 2021
Invesco V.I. Main Street Fund II	For the period October 25, 2021 (date of commencement) to December 31, 2021
Invesco V.I. Main Street Small Cap Fund II	For the period July 7, 2021 (date of commencement) to December 31, 2021
Lord Abbett Bond Debenture VC	For the period July 7, 2021 (date of commencement) to December 31, 2021
Lord Abbett Series Fundamental Equity VC	For the period July 12, 2021 (date of commencement) to December 31, 2021
PIMCO VIT High Yield Adv	For the period August 13, 2021 (date of commencement) to December 31, 2021
PIMCO VIT Low Duration Advisor	For the period August 13, 2021 (date of commencement) to December 31, 2021
PIMCO VIT Real Return Advisor	For the period May 27, 2021 (date of commencement) to December 31, 2021
PIMCO VIT Short-Term Advisor	For the period August 2, 2021 (date of commencement) to December 31, 2021
PIMCO VIT Total Return Advisor	For the period February 11, 2021 (date of commencement) to December 31, 2021
Pl Dynamic Allocation Series - Conservative	For the period June 16, 2021 (date of commencement) to December 31, 2021
Royce Capital Fund Small-Cap SC	For the period February 11, 2021 (date of commencement) to December 31, 2021
Schwab Government Money Market Portfolio	For the period February 5, 2021 (date of commencement) to December 31, 2021
Schwab S&P 500 Index Portfolio	For the period February 5, 2021 (date of commencement) to December 31, 2021
Schwab VIT Balanced	For the period April 6, 2021 (date of commencement) to December 31, 2021
Schwab VIT Balanced With Growth	For the period February 9, 2021 (date of commencement) to December 31, 2021

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(1) Organization, continued

Schwab VIT Growth	For the period March 9, 2021 (date of commencement) to December 31, 2021
T. Rowe Price All-Cap Opportunities Portfolio	For the period November 23, 2021 (date of commencement) to December 31, 2021
T. Rowe Price Blue Chip Growth Portfolio II	For the period November 24, 2021 (date of commencement) to December 31, 2021
T. Rowe Price Health Sciences Portfolio II	For the period July 7, 2021 (date of commencement) to December 31, 2021
T. Rowe Price Moderate Allocation	For the period September 21, 2021 (date of commencement) to December 31, 2021
Western Asset Core Plus VIT II	For the period July 7, 2021 (date of commencement) to December 31, 2021

*For a period of time in 2021, assets were invested in Class 2 and received dividends and capital gain distributions from American Funds. During the year, these assets were reclassed into Class 4. Class 2 dividends and capital gain distributions received during 2021 were $15,110 and $80,486, respectively.

Contract owner’s net payments from the Contracts are allocated to the subaccounts in accordance with Contract owner instructions and are recorded as variable annuity Contract owners’ net payment transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PLAIC’s other assets and liabilities.

Contract owners may allocate some or all of the applicable gross premiums or transfer some or all of the Contract value to the Guaranteed Account, which is part of PLAIC's General Account. The assets of PLAIC's General Account support its insurance and annuity obligations and are subject to PLAIC's general liabilities from business operations. The Guaranteed Account’s balance as of December 31, 2021 was approximately $2.9 million.

Beginning in the first quarter of 2020, the outbreak of COVID-19 created significant economic and social disruption and impacted various operational and financial aspects of PLAIC’s business. Certain impacts from COVID-19 continued into 2021, including increased claims in both the life insurance and annuity blocks. The pandemic may continue to impact PLAIC’s earnings based on, amongst other factors, the volume and severity of claims related to COVID-19 and the financial disruption caused by the pandemic, which could impact PLAIC’s investment portfolio. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose underlying investments are stated at fair value. The investments of each subaccount are presented net of management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recognized on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the Funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Funds.

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(2) Significant Accounting Policies, continued

Transfer (to) from Other Portfolios

Transfer (to) from other portfolios include transfers of all or part of the Contract owner’s interest to or from another subaccount or to the general account of PLAIC.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC. Under the provisions of the Contracts, PLAIC has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2021. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by PLAIC and may result in additional amounts being transferred into the Separate Account by PLAIC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to PLAIC for the calculated or excess differential. As of December 31, 2021, there are no Contracts in an annuity payout phase.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

(3) Fair Value of Financial Instruments

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 3 assets in any period presented, disclosure of transfers between level 3 or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(3) Fair Value of Financial Instruments, continued

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets in active markets

b)  Quoted prices for identical or similar assets in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(4) Changes in Units Outstanding

The change in units outstanding for the period ended December 31, 2021 was as follows:

(in thousands)	2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)

AB VPS Growth and Income B	4	-	4
AB VPS Large Cap Growth B *	20	0	20
AB VPS Small Cap Growth B *	0	0	-
AB VPS Small/Mid Cap Value B	6	-	6
American Funds Asset Allocation Class 4 *	35	0	35
American Funds Global Growth Class 4	6	-	6
American Funds Global Small Capitalization Class 4	5	-	5
American Funds Growth - Income Class 4 *	23	0	23
American Funds Growth Class 4	44	4	40
American Funds Insurance Series The Bond Fund of America IV *	16	0	16
American Funds Insurance Series U.S. Government Securities Fund IV	8	-	8
American Funds Insurance Series Washington Mutual Investors Fund IV *	14	0	14
* Activity did not round to one thousand

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(4) Changes in Units Outstanding, continued

(in thousands)	2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)

American Funds International Class 4	1	-	1
American Funds New World Class 4 *	5	0	5
Blackrock International V.I. I *	9	0	9
Clearbridge Variable Dividend Strat II	2	-	2
Clearbridge Variable Mid Cap Portfolio II *	16	0	16
Clearbridge Variable Small Cap Growth II	3	-	3
Columbia VP Balanced 2 *	0	0	-
Columbia VP Intermediate Bond 2 *	1	0	1
Columbia VP Limited Duration Credit 2	4	-	4
Columbia VP Select Mid Cap Value 2	2	-	2
Fidelity Investment Grade Bond SC2 *	35	0	35
Fidelity Mid Cap SC2 *	36	0	36
Fidelity VIP Balanced Service 2 *	136	0	136
Fidelity VIP Bond Index Portfolio *	11	0	11
Fidelity VIP Energy Service 2 *	1	0	1
Fidelity VIP Extended Market Index Portfolio *	19	0	19
Fidelity VIP Fundsmanager 20% Service 2 *	1	0	1
Fidelity VIP Health Care Portfolio SVC 2	6	-	6
Fidelity VIP International Index Portfolio *	55	0	55
Fidelity VIP Technology Initial	27	-	27
Fidelity VIP Total Market Index Portfolio *	0	0	-
Fidelity VIP Utilities Initial	6	-	6
Franklin Dynatech VIP Fund	21	7	14
Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2	4	-	4
Franklin Templeton VIP Trust Franklin Income VIP Cl 2 *	0	0	-
Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2 *	4	0	4
Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2 *	15	0	15
Franklin Templeton VIP Trust Global Bond Securities Cl 2 *	9	0	9
Franklin Templeton VIP Trust Templeton Developing Markets Securities Cl 2 *	1	0	1
Goldman Sachs Mid Cap Value SC *	10	0	10
Goldman Sachs Small Cap Equity Insights SC	3	-	3
Goldman Sachs Strategic Growth SC *	0	0	-
Goldman Sachs VIT Growth Opportunities SC	13	-	13
Great-West Bond Index Fund Inv	13	-	13
Invesco V.I. Comstock II *	7	0	7
* Activity did not round to one thousand

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(4) Changes in Units Outstanding, continued

(in thousands)	2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)

Invesco V.I. Equity and Income II *	0	0	-
Invesco V.I. Global Real Estate II *	7	0	7
Invesco V.I. Government Securities II	8	-	8
Invesco V.I. International Growth Fund II	2	2	-
Invesco V.I. Main Street Fund II	2	-	2
Invesco V.I. Main Street Small Cap Fund II *	4	0	4
Lord Abbett Bond Debenture VC *	2	0	2
Lord Abbett Series Fundamental Equity VC *	7	0	7
PIMCO VIT High Yield Adv	7	-	7
PIMCO VIT Low Duration Advisor *	10	0	10
PIMCO VIT Real Return Advisor	3	-	3
PIMCO VIT Short-Term Advisor *	2	0	2
PIMCO VIT Total Return Advisor *	114	0	114
Pl Dynamic Allocation Series - Conservative *	4	0	4
Royce Capital Fund Small-Cap SC *	5	0	5
Schwab Government Money Market Portfolio	408	309	99
Schwab S&P 500 Index Portfolio	404	37	367
Schwab VIT Balanced *	44	0	44
Schwab VIT Balanced With Growth *	37	0	37
Schwab VIT Growth *	48	0	48
T. Rowe Price All-Cap Opportunities Portfolio *	0	0	-
T. Rowe Price Blue Chip Growth Portfolio II *	3	0	3
T. Rowe Price Health Sciences Portfolio II *	5	0	5
T. Rowe Price Moderate Allocation *	44	0	44
Western Asset Core Plus VIT II	2	-	2
* Activity did not round to one thousand

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(5) Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the period ended December 31, 2021 are as follows:

(in thousands)	Purchases	Sales

AB VPS Growth and Income B *	$41	$0
AB VPS Large Cap Growth B *	254	0
AB VPS Small Cap Growth B *	2	0
AB VPS Small/Mid Cap Value B *	70	0
American Funds Asset Allocation Class 4	408	1
American Funds Global Growth Class 4 *	71	0
American Funds Global Small Capitalization Class 4 *	65	0
American Funds Growth - Income Class 4	289	1
American Funds Growth Class 4	590	52
American Funds Insurance Series The Bond Fund of America IV	158	1
American Funds Insurance Series U.S. Government Securities Fund IV *	84	0
American Funds Insurance Series Washington Mutual Investors Fund IV *	191	0
American Funds International Class 4 *	14	0
American Funds New World Class 4 *	61	0
Blackrock International V.I. I *	122	0
Clearbridge Variable Dividend Strat II *	27	0
Clearbridge Variable Mid Cap Portfolio II	231	1
Clearbridge Variable Small Cap Growth II *	35	0
Columbia VP Balanced 2 *	5	0
Columbia VP Intermediate Bond 2 *	5	0
Columbia VP Limited Duration Credit 2 *	41	0
Columbia VP Select Mid Cap Value 2 *	21	0
Fidelity Investment Grade Bond SC2	365	2
Fidelity Mid Cap SC2	564	1
Fidelity VIP Balanced Service 2	1,563	6
Fidelity VIP Bond Index Portfolio *	112	0
Fidelity VIP Energy Service 2 *	6	0
Fidelity VIP Extended Market Index Portfolio	220	1
Fidelity VIP Fundsmanager 20% Service 2 *	10	0
Fidelity VIP Health Care Portfolio SVC 2 *	69	0
Fidelity VIP International Index Portfolio	598	1
Fidelity VIP Technology Initial *	351	0
Fidelity VIP Total Market Index Portfolio *	4	0
* Activity did not round to one thousand

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(5) Investments, continued

(in thousands)	Purchases	Sales

Fidelity VIP Utilities Initial *	$70	$0
Franklin Dynatech VIP Fund	231	82
Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2 *	47	0
Franklin Templeton VIP Trust Franklin Income VIP Cl 2 *	5	0
Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2 *	55	0
Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2	221	1
Franklin Templeton VIP Trust Global Bond Securities Cl 2 *	90	0
Franklin Templeton VIP Trust Templeton Developing Markets Securities Cl 2 *	6	0
Goldman Sachs Mid Cap Value SC	149	1
Goldman Sachs Small Cap Equity Insights SC *	36	0
Goldman Sachs Strategic Growth SC *	1	0
Goldman Sachs VIT Growth Opportunities SC *	176	0
Great-West Bond Index Fund Inv *	128	0
Invesco V.I. Comstock II	108	1
Invesco V.I. Equity and Income II *	5	0
Invesco V.I. Global Real Estate II *	94	0
Invesco V.I. Government Securities II *	83	0
Invesco V.I. International Growth Fund II	25	26
Invesco V.I. Main Street Fund II *	32	0
Invesco V.I. Main Street Small Cap Fund II *	41	0
Lord Abbett Bond Debenture VC *	26	0
Lord Abbett Series Fundamental Equity VC *	95	0
PIMCO VIT High Yield Adv *	71	0
PIMCO VIT Low Duration Advisor *	97	0
PIMCO VIT Real Return Advisor *	28	0
PIMCO VIT Short-Term Advisor *	23	0
PIMCO VIT Total Return Advisor	1,159	6
Pl Dynamic Allocation Series - Conservative	50	1
Royce Capital Fund Small-Cap SC *	70	0
Schwab Government Money Market Portfolio	4,064	3,087
Schwab S&P 500 Index Portfolio	5,116	465
Schwab VIT Balanced	483	6
Schwab VIT Balanced With Growth	429	1
Schwab VIT Growth	576	5
* Activity did not round to one thousand

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(5) Investments, continued

(in thousands)	Purchases	Sales

T. Rowe Price All-Cap Opportunities Portfolio *	$5	$0
T. Rowe Price Blue Chip Growth Portfolio II *	37	0
T. Rowe Price Health Sciences Portfolio II *	60	0
T. Rowe Price Moderate Allocation	515	3
Western Asset Core Plus VIT II *	20	0
* Activity did not round to one thousand

(6) Financial Highlights

PLAIC sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by PLAIC and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract charges offered by PLAIC, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for the period ended December 31, 2021, were as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Lowest ***	Total Return Highest ***

AB VPS Growth and Income B (a)
2021	4	$ 11.82		$ 42	0.00%	0.15%		1.67%
AB VPS Large Cap Growth B (a)
2021	20	13.26		264	0.00%	0.35%		3.92%
AB VPS Small Cap Growth B (a)
2021	0	10.65		2	0.00%	0.15%		2.72%
AB VPS Small/Mid Cap Value B (a)
2021	6	11.44		73	0.00%	0.15%		4.88%
American Funds Asset Allocation Class 4 (a)
2021	35	12.25		426	1.87%	0.35%		11.24%
American Funds Global Growth Class 4
2021	6	12.75	12.72	73	0.27%	0.15%	0.35%	3.12%	6.92%
American Funds Global Small Capitalization Class 4 (a)
2021	5	12.35		67	0.00%	0.15%		(4.47)%
American Funds Growth - Income Class 4
2021	23	13.37	13.34	301	0.96%	0.15%	0.35%	6.67%	18.84%
American Funds Growth Class 4 (a)
2021	40	13.88		558	0.26%	0.35%		18.29%
American Funds Insurance Series The Bond Fund of America IV
2021	16	10.07	10.05	157	4.76%	0.15%	0.35%	0.10%	0.66%
American Funds Insurance Series U.S. Government Securities Fund IV
2021	8	9.92	9.89	84	2.56%	0.15%	0.35%	0.32%	(0.26)%

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights, continued

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Lowest ***	Total Return Highest ***

American Funds Insurance Series Washington Mutual Investors Fund IV
2021	14	$ 14.06	$ 14.03	$ 196	1.67%	0.15%	0.35%	7.62%	10.44%
American Funds International Class 4 (a)
2021	1	11.56		13	4.22%	0.35%		(5.79)%
American Funds New World Class 4
2021	5	12.01	11.99	58	0.79%	0.15%	0.35%	(4.09)%	(4.13)%
Blackrock International V.I. I (a)
2021	9	10.26		97	1.17%	0.15%		(4.45)%
Clearbridge Variable Dividend Strat II (a)
2021	2	12.51		26	2.42%	0.15%		3.14%
Clearbridge Variable Mid Cap Portfolio II
2021	16	14.38	14.34	236	0.01%	0.15%	0.35%	10.28%	19.08%
Clearbridge Variable Small Cap Growth II (a)
2021	3	12.69		32	0.00%	0.35%		3.76%
Columbia VP Balanced 2 (a)
2021	0	11.18		5	0.00%	0.35%		0.98%
Columbia VP Intermediate Bond 2 (a)
2021	0	10.00		5	0.00%	0.35%		0.44%
Columbia VP Limited Duration Credit 2 (a)
2021	4	9.95		40	2.36%	0.15%		(1.06)%
Columbia VP Select Mid Cap Value 2 (a)
2021	2	11.81		23	0.00%	0.35%		8.86%
Fidelity Investment Grade Bond SC2
2021	35	10.02	10.00	353	1.87%	0.15%	0.35%	1.52%	(0.85)%
Fidelity Mid Cap SC2
2021	36	14.28	14.25	515	0.68%	0.15%	0.35%	7.98%	6.71%
Fidelity VIP Balanced Service 2
2021	136	11.52	11.50	1,560	0.82%	0.15%	0.35%	5.66%	7.32%
Fidelity VIP Bond Index Portfolio
2021	11	10.07	10.05	110	2.18%	0.15%	0.35%	(0.16)%	(1.41)%
Fidelity VIP Energy Service 2 (a)
2021	1	11.23		6	0.00%	0.15%		4.16%
Fidelity VIP Extended Market Index Portfolio
2021	19	10.86	10.84	210	1.26%	0.15%	0.35%	0.90%	4.27%
Fidelity VIP Fundsmanager 20% Service 2 (a)
2021	1	10.41		10	5.85%	0.35%		0.56%
Fidelity VIP Health Care Portfolio SVC 2 (a)
2021	6	11.12		67	0.00%	0.35%		(2.36)%
Fidelity VIP International Index Portfolio
2021	55	10.46	10.44	577	3.00%	0.15%	0.35%	(2.83)%	0.90%
Fidelity VIP Technology Initial
2021	27	13.15	13.13	359	0.00%	0.15%	0.35%	12.16%	11.30%
Fidelity VIP Total Market Index Portfolio (a)
2021	0	12.15		4	6.24%	0.35%		0.88%
Fidelity VIP Utilities Initial (a)
2021	6	12.20		74	0.00%	0.35%		7.81%
Franklin Dynatech VIP Fund (a)
2021	14	12.15		171	0.00%	0.35%		18.10%
Franklin Templeton VIP Trust Franklin Foreign Securities Cl 2 (a)
2021	4	12.13		45	2.12%	0.35%		(2.15)%
Franklin Templeton VIP Trust Franklin Income VIP Cl 2 (a)
2021	0	12.56		5	0.00%	0.35%		2.15%

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights, continued

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Lowest ***	Total Return Highest ***

Franklin Templeton VIP Trust Franklin Rising Dividends Cl 2
2021	4	$ 13.53	$ 13.50	$ 59	0.82%	0.15%	0.35%	14.22%	2.12%
Franklin Templeton VIP Trust Franklin Small Cap Value Securities Cl 2
2021	15	14.71	14.68	222	0.08%	0.15%	0.35%	2.56%	(0.28)%
Franklin Templeton VIP Trust Global Bond Securities Cl 2
2021	9	9.53	9.51	89	0.00%	0.15%	0.35%	0.19%	(4.96)%
Franklin Templeton VIP Trust Templeton Developing Markets Securities Cl 2 (a)
2021	1	10.83		6	0.00%	0.15%		1.50%
Goldman Sachs Mid Cap Value SC (a)
2021	10	14.86		143	0.21%	0.15%		24.27%
Goldman Sachs Small Cap Equity Insights SC (a)
2021	3	11.05		28	1.42%	0.15%		(4.94)%
Goldman Sachs Strategic Growth SC (a)
2021	0	13.12		1	0.00%	0.15%		15.58%
Goldman Sachs VIT Growth Opportunities SC
2021	13	12.50	12.47	163	0.00%	0.15%	0.35%	2.30%	13.39%
Great-West Bond Index Fund Inv (a)
2021	13	9.75		125	1.30%	0.35%		(1.44)%
Invesco V.I. Comstock II (a)
2021	7	15.44		113	2.89%	0.15%		6.98%
Invesco V.I. Equity and Income II (a)
2021	0	13.21		5	0.00%	0.35%		0.29%
Invesco V.I. Global Real Estate II (a)
2021	7	13.34		98	3.28%	0.15%		7.70%
Invesco V.I. Government Securities II (a)
2021	8	9.76		80	3.55%	0.15%		(1.73)%
Invesco V.I. International Growth Fund II
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Main Street Fund II (a)
2021	2	13.50		32	1.45%	0.15%		3.41%
Invesco V.I. Main Street Small Cap Fund II (a)
2021	4	11.26		33	0.19%	0.15%		5.05%
Lord Abbett Bond Debenture VC
2021	2	10.78	10.75	25	6.18%	0.15%	0.35%	(0.28)%	(0.13)%
Lord Abbett Series Fundamental Equity VC (a)
2021	7	14.06		98	1.63%	0.15%		8.82%
PIMCO VIT High Yield Adv (a)
2021	7	10.37		71	3.68%	0.15%		1.26%
PIMCO VIT Low Duration Advisor (a)
2021	10	9.91		96	0.42%	0.15%		(0.85)%
PIMCO VIT Real Return Advisor
2021	3	10.71	10.69	28	4.36%	0.15%	0.35%	0.73%	4.09%
PIMCO VIT Short-Term Advisor (a)
2021	2	9.98		23	0.37%	0.15%		(0.32)%
PIMCO VIT Total Return Advisor
2021	113	9.94	9.91	1,126	0.94%	0.15%	0.35%	1.18%	(1.26)%
Pl Dynamic Allocation Series - Conservative (a)
2021	4	11.40		50	0.86%	0.35%		3.36%
Royce Capital Fund Small-Cap SC
2021	5	15.04	15.00	76	1.30%	0.15%	0.35%	8.21%	13.53%

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights, continued

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Lowest ***	Total Return Highest ***

Schwab Government Money Market Portfolio
2021	98	$ 9.98	$ 9.95	$ 977	0.06%	0.15%	0.35%	(0.17)%	(0.29)%
Schwab S&P 500 Index Portfolio
2021	367	13.88	13.84	5,086	0.39%	0.15%	0.35%	23.91%	22.90%
Schwab VIT Balanced
2021	43	11.39	11.37	491	1.36%	0.15%	0.35%	5.07%	4.03%
Schwab VIT Balanced With Growth
2021	37	11.98	11.95	440	0.50%	0.15%	0.35%	4.01%	7.08%
Schwab VIT Growth
2021	48	12.79	12.76	613	1.45%	0.15%	0.35%	7.70%	10.89%
T. Rowe Price All-Cap Opportunities Portfolio (a)
2021	0	11.67		4	0.00%	0.35%		(0.20)%
T. Rowe Price Blue Chip Growth Portfolio II (a)
2021	3	11.82		35	0.00%	0.15%		(2.47)%
T. Rowe Price Health Sciences Portfolio II
2021	5	10.95	10.93	58	0.00%	0.15%	0.35%	2.86%	1.86%
T. Rowe Price Moderate Allocation
2021	44	10.79	10.77	474	1.31%	0.15%	0.35%	1.39%	0.04%
Western Asset Core Plus VIT II (a)
2021	2	10.15		20	4.01%	0.15%		(1.04)%

(a) One figure was reported for Unit Fair Value, Expense Ratio, and Total Return as the subaccount had only one mortality and expense factor.
N/A - indicates “not applicable”

* These ratios represent the dividends, excluding distributions of capital gains (both long-term and short-term), received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk and admin charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated in the Footnote 1, Organization, or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(7) Expenses

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all Contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge

To compensate PLAIC for assuming mortality and expense risks, a daily mortality and expense risk is assessed through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets. The charge is recognized as mortality and expense risk and administrative charges in the Statement of Operations and varies depending on the product purchased and the death benefit option selected.

0.15% - 0.35% of the average daily net assets of the variable account

Administrative Charge

An annual fee is assessed to reimburse PLAIC for expenses incurred in the administration of the Contract and the Separate Account. The charge is assessed through the reduction of unit values and is recognized as Contract maintenance fees in the Statement of Changes in Net Assets.

0.10% of the average daily net assets of the variable account

Optional Death Benefit Fee

Optional benefits may be elected by Contract owners. These benefits include death benefits and living benefits. The fees for such benefits are deducted annually, assessed through the redemption of units, and recognized as Contract maintenance fees.

0.20% of death benefit value

Optional SecurePay Fee

A fee deducted to compensate PLIAC for the costs & risks of the SecurePay rider. The fee is assessed through redemption of units in the variable account only and is recognized as Contract maintenance fees in the Statement of Changes in Net Assets.

Up to 2.00% of benefit base (2.20% under RightTime)

Transfer Fee

Currently there is no fee charged for transfers; however, PLAIC has reserved the right to charge for each transfer after the first 12 transfers in any Contract year as a redemption of units.

$25 per transfer, after the first 12 transfers in any Contract year

(8) Related Party Transactions

Contract owners' net payments represent premiums received from Contract owners less certain deductions made by PLAIC in accordance with the Contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and maintenance fees. These deductions are made to the individual Contracts in accordance with the terms governing each Contract as set forth in the Contract.

PLAIC Variable Annuity Account S

Notes to Financial Statements

December 31, 2021

(8) Related Party Transactions, continued

PLAIC offers a loan privilege to certain Contract owners. Such Contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. There were no loans outstanding as of December 31, 2021.

(9) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2021, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Independent Auditors' Report

The Board of Directors
Protective Life and Annuity Insurance Company:

Opinions

We have audited the accompanying financial statements of Protective Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021 in accordance with accounting practices prescribed or permitted by the Alabama Department of Insurance described in Notes 1 and 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Alabama Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Alabama Department of

Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•  Exercise professional judgment and maintain professional skepticism throughout the audit.

•  Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments — Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Birmingham, Alabama
April 11, 2022

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

(Statutory Basis)

	December 31
	2021	2020
	($ in thousands, except share amounts)
ADMITTED ASSETS
Bonds (fair value: 2021 — $5,878,469; 2020 — $6,418,872)	$5,352,637	$5,693,320
Preferred stocks (fair value: 2021 — $16,515; 2020 — $21,015)	15,926	20,387
Common stocks-unaffiliated (cost: 2021 — $3,414; 2020 — $5,522)	3,414	5,522
Mortgage loans on real estate	343,496	194,437
Contract loans	50,539	52,324
Cash	25,369	3,995
Cash equivalents	66,247	39,925
Short term investments	1,126	—
Receivable for securities	26	133
Derivatives	34,189	30,127
Derivative collateral and receivables	1,985	5,661
Other invested assets	38,831	29,808
Total cash and investments	5,933,785	6,075,639
Amounts recoverable from reinsurers	4,813	2,286
Deferred and uncollected premiums	2,943	2,586
Investment income due and accrued	50,851	52,818
Deferred tax asset	17,412	18,059
Other assets	21,667	6,441
Assets held in Separate Accounts	179,170	164,691
Total admitted assets	$6,210,641	$6,322,520
LIABILITIES AND CAPITAL AND SURPLUS
Aggregate reserves:
Life policies and contracts	$5,299,263	$5,445,001
Accident and health	2,128	2,297
Liability for deposit-type contracts	29,294	29,400
Policy and contract claims:
Life	27,707	23,537
Accident and health	15	21
Other policyholders' funds and policy and contract liabilities	4,480	3,755
Interest maintenance reserve (IMR)	50,495	50,923
Transfers from Separate Accounts due or accrued, net	146	(6,994)
Taxes, licenses and fees due or accrued	490	286
Current federal income taxes	2,357	—
Remittances and items not allocated	2,696	2,534
Borrowed money	33,086	71,120
Asset valuation reserve (AVR)	32,597	27,106
Payable to parent, subsidiaries, and affiliates	1,215	2,384
Payable for securities	115	—
Derivatives	31,730	26,832
Derivative collateral and payables	1,276	1,125
Other liabilities	7,014	6,563
Liabilities held in Separate Accounts	179,170	164,691
Total liabilities	5,705,274	5,850,581
Capital and surplus:
Common stock, $10.00 par value; 500,000 shares authorized; 250,000 shares issued and outstanding	2,500	2,500
Preferred stocks, $1 par value, shares authorized, issued and outstanding: 2,000	2	2
Gross paid-in and contributed surplus	529,569	529,569
Unassigned funds — surplus	(26,704)	(60,132)
Total capital and surplus	505,367	471,939
Total liabilities and capital and surplus	$6,210,641	$6,322,520

See Notes to the Financial Statements (Statutory Basis).

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS

(Statutory Basis)

	Years Ended December 31
	2021	2020	2019
	($ in thousands)
Revenue:
Premiums and annuity considerations	$181,915	$414,070	$1,339,177
Considerations for supplementary contracts with life contingencies	697	559	901
Net investment income	213,965	223,009	217,920
Commissions and expense allowances on reinsurance ceded	2,965	2,779	3,064
Amortization of interest maintenance reserve	5,518	5,307	4,138
Net gain (loss) from operations from Separate Accounts	(79)	135	303
Reserve adjustments on reinsurance ceded	(14,802)	(12,562)	(17,690)
Other income	10,009	10,549	7,933
Total revenue	400,188	643,846	1,555,746
Benefits and expenses:
Death and annuity benefits	173,025	172,725	119,321
Accident and health benefits	649	754	726
Surrender benefits and other fund withdrawals	268,071	272,864	345,134
Other policy and contract benefits	4,326	3,434	3,926
Increase (decrease) in aggregate reserves	(145,907)	124,955	769,250
Commissions and expense allowances on reinsurance assumed	1,256	2,545	16,167
Commissions	8,985	12,782	13,464
General expenses	19,767	22,120	24,254
Insurance taxes, licenses, and fees	5,559	3,310	3,978
Transfers from Separate Accounts, net	14,853	(21,627)	(20,449)
Change in MODCO reserves	—	—	238,543
Other expenses	(20)	2,431	(206)
Total benefits and expenses	350,564	596,293	1,514,108
Net income (loss) from operations before dividends to policyholders and federal income taxes	49,624	47,553	41,638
Dividends to policyholders	1,088	1,097	1,075
Federal income taxes	3,531	5,889	14,902
Net income (loss) from operations	45,005	40,567	25,661
Net realized capital gains (losses) (less $19, $1,448, and $2,172 of capital gains tax in 2021, 2020, and 2019, respectively, and excluding $5,091, $4,731, and $6,908 transferred to the IMR in 2021, 2020, and 2019, respectively)	(2,257)	(9,267)	(1,252)
Net income (loss)	$42,748	$31,300	$24,409

See Notes to the Financial Statements (Statutory Basis).

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN CAPITAL AND SURPLUS

(Statutory Basis)

($ in thousands)
Capital and surplus, December 31, 2018	$268,260
Net income	24,409
Change in nonadmitted assets and related items	1,155
Change in asset valuation reserve	(6,429)
Change in net deferred income tax	4,063
Change in net unrealized capital gains and losses	(630)
Contribution from parent	55,000
Change in surplus as a result of reinsurance	(331)
Capital and surplus, December 31, 2019	345,491
Net income	31,300
Change in nonadmitted assets and related items	(2,104)
Change in unauthorized reinsurance	(1)
Change in asset valuation reserve	(2,788)
Change in net deferred income tax	77
Change in net unrealized capital gains and losses	478
Contribution from parent	100,000
Change in surplus as a result of reinsurance	(313)
Change in reserve on account of change in valuation basis	(201)
Capital and surplus, December 31, 2020	471,939
Net income	42,748
Change in nonadmitted assets and related items	3,278
Change in unauthorized reinsurance	(1)
Change in asset valuation reserve	(5,491)
Change in net deferred income tax	(5,578)
Change in net unrealized capital gains and losses	(1,259)
Change in surplus as a result of reinsurance	(269)
Capital and surplus, December 31, 2021	$505,367

See Notes to the Financial Statements (Statutory Basis).

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOW

(Statutory Basis)

	Years Ended December 31
	2021	2020	2019
	($ in thousands)
Cash from operations
Premiums and annuity considerations	$179,275	$412,144	$461,768
Commission and expense allowances ceded	2,965	2,779	3,064
Net investment income	223,725	230,632	221,978
Miscellaneous income	11,923	13,335	9,864
Benefit and loss related payments	(458,784)	(455,835)	(486,690)
Commissions and expenses paid	(35,378)	(40,733)	6,633
Net transfers from Separate Accounts	(7,714)	22,043	13,870
Dividends paid to policyholders	(1,070)	(1,101)	(1,064)
Federal and foreign income taxes recovered (paid)	2,086	(6,481)	(21,787)
Net cash provided by (used in) operations	(82,972)	176,783	207,636
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	885,101	806,136	657,215
Stocks	4,796	8,250	5,856
Mortgage loans	11,751	24,883	13,194
Other invested assets	—	—	215
Net gains (losses) on cash, cash equivalents and short-term investments	26	295	1
Miscellaneous proceeds	3,897	—	4
Total investment proceeds	905,571	839,564	676,485
Cost of investments acquired:
Bonds	(543,629)	(1,118,177)	(874,415)
Stocks	(498)	(6,256)	(221)
Mortgage loans	(160,865)	(122,338)	—
Other invested assets	(9,072)	(9,977)	—
Miscellaneous applications	(9,817)	(17,105)	(7,781)
Total investments acquired	(723,881)	(1,273,853)	(882,417)
Net decrease (increase) in contract loans and premium notes	1,783	2,781	2,857
Net cash provided by (used in) investing activities	183,473	(431,508)	(203,075)

See Notes to the Financial Statements (Statutory Basis).

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOW

(Statutory Basis)

	Years Ended December 31
	2021	2020	2019
	($ in thousands)
Cash from financing and miscellaneous sources
Cash provided (applied):
Funds held under coinsurance	$—	$—	$(12)
Capital contribution from parent	—	100,000	55,000
Borrowed funds	(38,034)	71,120	—
Net deposits (withdrawals) from deposit-type contracts	(64)	772	2,932
Other cash provided (applied), net	(13,581)	(9,415)	25,814
Net cash provided by (used in) financing and miscellaneous activities	(51,679)	162,477	83,734
Net change in cash, cash equivalents, and short term investments	48,822	(92,248)	88,295
Cash, cash equivalents, and short term investments, beginning of year	43,920	136,168	47,873
Cash, cash equivalents, and short term investments, end of year	$92,742	$43,920	$136,168
Non-cash exchanges of securities (Investing activities)	$54,409	$88,224	$84,416
Non-cash change in retained asset account (Operations, Financing and miscellaneous activities)	$43	$1,793	$689
Non-cash change in reinsurance loss contingency reserve	$35	$1,924	$—
Reclassification of securities from Bonds to Other Invested Assets (Investing activities)	$—	$1,584	$6,917
Great-West reinsurance transaction initial impact (Operations) (See Note 9)	$—	$—	$562,991
Great-West reinsurance transaction initial impact (Investing activities) (See Note 9)	$—	$—	$582,489
Great-West reinsurance transaction initial impact (Financing and miscellaneous activities) (See Note 9)	$—	$—	$19,498

See Notes to the Financial Statements (Statutory Basis).

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.  GENERAL

Basis of Presentation — The statutory basis financial statements of Protective Life and Annuity Insurance Company (the "Company") have been prepared in conformity with accounting practices prescribed or permitted by the Alabama Department of Insurance (the "Department"). The Company is a stock, legal reserve, life, and accident and health insurer.

All outstanding shares of the Company's common stock are owned by Protective Life Insurance Company ("PLICO"), a life insurance company domiciled in the State of Tennessee. All outstanding shares of the Company's preferred stock are owned by Protective Life Corporation ("PLC"), an insurance holding company domiciled in the State of Delaware. PLC is a wholly-owned subsidiary of Dai-ichi Life Holdings, Inc. ("Dai-ichi Life"), a kabushiki kaisha organized under the laws of Japan. PLICO is a wholly owned subsidiary of PLC. Other affiliated insurers include Golden Gate Captive Insurance Company, Protective Property & Casualty Insurance Company, MONY Life Insurance Company, and West Coast Life Insurance Company.

The Department recognizes only statutory practices prescribed or permitted by the State of Alabama for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Alabama Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual, effective January 1, 2001, ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Alabama. The State of Alabama has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, none of which had a material impact on the Company's Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2021 and 2020, or Statements of Operations for each of the years in the three-year period ended December 31, 2021.

The Company has no permitted practices as of December 31, 2021 and 2020, or for each of the years in the three-year period ended December 31, 2021.

The preparation of financial statements in conformity with NAIC SAP requires management to make various estimates that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company elected to use rounding in reporting amounts throughout the statutory financial statements and in the accompanying notes to the statutory financial statements (collectively, the "statements") and therefore summation of amounts and consistency between related amounts within the statements may be impacted by immaterial amounts.

Nature of Operations — The Company is an entity through which PLC markets, distributes and services life insurance and annuity products primarily in the State of New York. New York direct premiums were 96.6%, 98.2%, and 96.9% of the Company's total direct premiums and New York direct annuity premiums accounted for 30.4%, 79.3%, and 85.8% of the Company's total direct premiums in 2021, 2020, and 2019, respectively. On June 3, 2019, the Company assumed a block of life and annuity policies issued in New York from Great-West Life & Annuity Company of New York. See Note 9 for more details of this reinsurance transaction.

The Company has no employees, and, therefore, has no employee benefit plans.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.  GENERAL — (Continued)

Summary of Significant Accounting Policies — The Company uses the following significant accounting policies:

Cash and Investments

Investments are stated at values determined by methodologies prescribed by the NAIC. Bonds not backed by other loans are stated at amortized cost using the interest method, except for bonds with a NAIC designation of 6 which are carried at the lower of amortized cost or fair value. For bonds carried at fair value, the difference between cost and fair value is reflected in "Change in net unrealized capital gains and losses" in unassigned funds.

Loan-backed bonds and structured securities stated at amortized cost utilize anticipated prepayments to determine the effective yield at purchase. The majority of prepayment assumptions for loan-backed bonds and structured securities are obtained from Bloomberg; other sources are broker-dealer surveys, trustee information, and internal estimates. These assumptions are consistent with current interest rates and the economic environment. Changes in the timing of estimated future cash flows from the original purchase assumptions are accounted for using the retrospective method.

Bond and preferred stock fair values are obtained from a nationally recognized pricing service. The Company uses quotes obtained from brokers and internally developed pricing models to price those bonds that are not priced by this service.

Redeemable preferred stocks are stated at amortized cost or fair values, depending on the assigned credit ratings. Perpetual preferred stocks are stated at fair value, not to exceed any currently effective call price. For preferred stocks at fair value, the difference between cost and fair value is reflected in "Change in net unrealized capital gains and losses" in unassigned funds.

The Company's investments in surplus notes with an NAIC Credit Rating Providers ("NAIC CRP") designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus notes held with no NAIC CRP designation, or with a designation of NAIC 3, 4, 5, or 6, are carried at the lesser of amortized cost or fair value. Investments in surplus notes are reported as "Other invested assets."

Common stocks are generally stated at a fair value obtained from a nationally recognized pricing service.

Mortgage loans on real estate are stated at the aggregate unpaid principal balance. Book value adjustments are made for other-than-temporary declines. Temporary declines in value are reflected in "Change in net unrealized capital gains and losses" in unassigned funds.

Contract loans are carried at the unpaid principal balance. The excess of unpaid contract loan balances over the cash surrender value, if any, is nonadmitted and reflected as an adjustment to surplus. Interest is capitalized on the anniversary date.

Cash includes all demand deposits reduced by the amount of outstanding checks. The Company has deposits with certain financial institutions which exceed federally insured limits; however, total deposits are maintained within the bank-specific deposit level guidelines established by the Investments Policy Committee (IPC). The Company reviews the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

Short-term investments are stated at amortized cost, which approximates fair value. The short-term investment category includes those investments whose maturities at the time of acquisition were one year or less. Money market mutual funds are classified as cash equivalents with measurement at fair value.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.  GENERAL — (Continued)

Receivables and payables for securities represent balances outstanding with brokers related to purchase and sale transactions. These balances are cleared as amounts are received or paid.

Investment income is recorded when earned.

Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification and are included in the Statements of Operations on the trade date, net of the amount transferred to the Interest Maintenance Reserve ("IMR") and net of applicable federal income taxes. The Company analyzes various factors to determine if any specific other-than-temporary asset impairment ("OTTI") exists. Once a determination has been made that a specific OTTI exists, a realized loss is incurred and the cost basis of the impaired asset, other than loan-backed and structured securities, is adjusted to its fair value. Impaired loan-backed and structured securities are adjusted to the sum of their discounted future expected cash flows.

Derivatives

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly-rated counterparties. The Company manages market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by the Company's risk management department.

The Company uses various derivative instruments to manage risks related to certain annuity products, including the guaranteed living withdrawal benefit ("GLWB") rider associated with variable annuity ("VA") contracts. The derivative instruments the Company may use include interest rate swaps, interest rate swaptions, interest rate futures, equity futures, equity options, foreign currency futures, variance swaps, volatility futures, volatility options, and credit derivatives. The Company can use these derivatives as economic hedges against risks inherent in the products. These risks have a direct impact on the cost of the VA GLWB products and are correlated with the equity markets, interest rates, foreign currency levels, and overall volatility.

The Company uses equity options to manage its equity risk in its fixed indexed annuity products. The Company may purchase and sell index call and put options which have underlyings based upon the S&P equity index. As of December 31, 2021 and 2020, the Company had paid a net amount of $1.8 million and $1.3 million, respectively, for its open call options.

The Company uses US equity index futures to manage its equity risk in its fixed indexed annuity products. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

The Company uses a combination of derivative instruments to mitigate volatility, equity, and currency risk related to certain guaranteed minimum benefits, including GLWB benefits within its VA products.

The Company uses US and foreign equity market index futures and foreign currency futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.  GENERAL — (Continued)

The Company uses index put options which have underlyings based upon several equity indexes, both U.S. and foreign. As of December 31, 2021 and 2020, the Company had paid $2.1 million and $2.1 million, respectively, for its open put options.

None of the Company's derivative instruments qualify for hedge accounting. Therefore, all derivative instruments are reported at fair value and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in the fair value of these derivatives are recognized immediately as changes in unrealized gains (losses) in surplus. Upon termination, the realized gain or loss is recorded in realized capital gains and losses.

During the years ended December 31, 2021, 2020, and 2019, the Company had $1.4 million of unrealized losses, $0.6 million of unrealized gains, and $0.8 million of unrealized losses, respectively, related to derivatives that did not qualify for hedge accounting.

Premium Revenue and Related Commissions

Annuity considerations are recognized as revenue when received. Premiums for flexible premiums/universal life policies and single premium credit life are recognized as revenues when collected. Premiums for traditional life insurance products are recognized as revenue when due. Accident and health premiums are earned ratably over the terms of the related insurance contracts.

Considerations for deposit type contracts, which do not have any life contingencies, are recorded directly to the related liability.

Acquisition costs, such as commissions and other costs related to new business, are expensed as incurred.

The amount of dividends to be paid to policyholders is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Aggregate Reserves for Policies and Contracts

Policy reserves for future life insurance policy benefits are actuarially computed using methods and assumptions in accordance with certain state statutes and administrative regulations. The mortality table and interest assumptions currently being used on the majority of policies in force are the 1941, 1958, 1980, and 2001 Commissioner's Standard Ordinary tables with 2.25% to 6.0% interest. Effective in 2017 the Company began calculating reserves for certain newly issued policies in accordance with NAIC Valuation Manual 20, "Requirements for Principle-Based Reserves for Life Products" ("VM-20"), and effective in 2020 reserves for all new issues are in accordance with VM-20.

The Company waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the final premium beyond the month of death. The Company has certain surrender values in excess of the legally computed reserves which are included in "Aggregate reserves: Life policies and contracts" in the Statements of Admitted Assets, Liabilities, and Capital and Surplus.

The method used in the valuation of substandard policies is based on the normal tabular reserves plus a portion of the substandard extra premium. For policies with a Mean reserve method, the extra substandard reserve is one half of the annualized extra premium (less a deferred premium). For

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.  GENERAL — (Continued)

policies with a Mid-Terminal reserve method, the extra substandard reserve is the unearned modal substandard extra premium.

As of December 31, 2021 and 2020, the Company had $0.7 billion and $1.1 billion, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Alabama. Reserves to cover this insurance totaled $8.5 million and $10.0 million as of December 31, 2021 and 2020, respectively, and are reported in "Aggregate reserves: Life policies and contracts" in the Statements of Admitted Assets, Liabilities and Capital and Surplus. Tabular interest, tabular less actual reserves released, and tabular cost are determined by formula. Other net changes in reserves for the years ended December 31 are as follows:

2021			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
					($ in thousands)
Excess interest on universal life products	$11,768	$—	$10,528	$—	$—	$—	$1,240	$—
Total	$11,768	$—	$10,528	$—	$—	$—	$1,240	$—
2020			ORDINARY				GROUP

ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
					($ in thousands)
Excess interest due to VM-21	$201	$—	$—	$201	$—	$—	$—	$—
Excess interest on universal life products	12,010	—	10,704	—	—	—	1,306	—
Total	$12,211	$—	$10,704	$201	$—	$—	$1,306	$—
2019			ORDINARY				GROUP

ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
					($ in thousands)
Excess interest on universal life products	$9,323	$—	$7,958	$—	$—	$—	$1,365	$—
Acquisition via reinsurance of policies from Great-West Life & Annuity Insurance Company of NY *	634,834	—	592,172	2,422	30,158	—	—	10,082
Total	$644,157	$—	$600,130	$2,422	$30,158	$—	$1,365	$10,082

*  See Note 9 for more information regarding this reinsurance transaction

For the determination of investment earnings on funds not involving life contingencies, for each valuation rate of interest the tabular interest is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amounts of funds subject to such valuation rate of

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.  GENERAL — (Continued)

interest held at the beginning and the end of the year of valuation. The tabular interest on funds not involving life contingencies is generally the interest actually credited or paid on such funds.

Liabilities for policy reserves on fixed annuity contracts are calculated based on the Commissioner's Annuity Reserve Valuation Method ("CARVM"). The reserve calculation considers the interest credited rates and guarantee periods specific to each policy as well as the appropriate mortality table depending on the contract issue date.

Certain of the Company's VA contracts contain guaranteed minimum death benefit ("GMDB") and GLWB features. The VA GMDB becomes payable upon death. The guaranteed amount varies by the particular contract and option elected and may be based on amounts deposited or maximum account value on prior anniversaries. All guarantees are reduced for prior partial withdrawal activity. The charge for the GMDB is based on a percentage of account value. The Company does not reinsure the GMDB feature. The VA GLWB applies to amounts withdrawn. The charge is a percentage of the guaranteed benefit base, and the annual guaranteed withdrawal amount is equal to 4.0% to 7.0% depending on the contract owner's age. Effective January 1, 2020, statutory reserves are calculated according to NAIC Valuation Manual 21, "Requirements for Principal-Based Reserves for Variable Annuities" ("VM-21"). This replaces the prior reserve calculations under Actuarial Guidelines 43 ("AG43"). Please see Note 3 — Accounting Changes for the effect of this reserve change on the Company's financial statements. There is not a standalone reserve for GMDB or GLWB. The base reserve incorporates the risk of all these guarantees.

Reserves for deposit type funds are equal to deposits received and interest credited to contract holders less surrenders and withdrawals that represent a return to the contract holder. Interest rates credited ranged from 0.75% to 6.0% for immediate annuities during 2021. Interest rates credited ranged from 1.0% to 6.0% for immediate annuities during 2020. Interest rates credited ranged from 2.5% to 6.0% for immediate annuities during 2019.

Liabilities for Single Premium Deferred Annuity ("SPDA") contracts are calculated in accordance with Actuarial Guideline 33. The reserves are calculated using a CARVM approach such that the reserve equals the greatest present value of future benefits floored at the cash surrender value of the contract. Future benefits include death, surrender and annuitization. Mortality and discount rates used in the reserve calculation are specified by regulatory authorities.

Certain of the Company's policy reserves relate to universal life policies with secondary guarantees ("ULSG"), which guarantee that insurance coverage will remain in force (subject to the payment of specified premiums). These products do not allow the Company to adjust policyholder premiums after a policy is issued, and most of these products do not have significant account values upon which interest is credited. Policy reserves for these products are actuarially computed using methods and assumptions in accordance with Actuarial Guideline 38 ("AG38") for policies issued between 2003-2019, and in accordance with VM-20 for policies issued in 2020 and later. Total reserves for ULSG policies were $45.0 million and $44.2 million at December 31, 2021 and 2020, respectively.

Liabilities for accident and health policies include unearned premiums and additional reserves. The liability for future policy benefits and claims on life and health insurance products includes estimated unpaid claims that have been reported to the Company and claims incurred but not yet reported. Changes in estimates are reflected in operations currently.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.  GENERAL — (Continued)

Liabilities for losses and loss adjustment expenses for accident and health contracts are estimated by the Company's valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 54, "Individual and Group Accident and Health Contracts."

Policy and Contract Claims

Policy and contract claims include provisions for reported life, accident and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such amounts are necessarily estimates, the ultimate liability may differ from the amount recorded and will be reflected in the results of operations when additional information becomes known.

Asset Valuation Reserve ("AVR") and Interest Maintenance Reserve ("IMR")

The Company established certain reserves as required by NAIC SAP. The AVR is based upon a statutory formula as prescribed by the NAIC to provide a standardized reserve for realized and unrealized losses from default and/or equity risks associated with all invested assets, excluding cash, contract loans, premium notes, collateral loans, and investment receivables. Realized gains and losses related to fixed maturity investments resulting from changes in credit quality and capital gains and losses related to all other investments, net of applicable federal income taxes, are reflected in the calculation of AVR. Unrealized gains and losses, net of applicable deferred federal income taxes, are also reflected in the calculation. Changes in AVR are charged or credited directly to unassigned funds.

The IMR captures realized gains and losses, net of applicable federal income taxes, from the sale of certain investments. The portion of these realized gains and losses resulting from changes in the general level of interest rates is not recognized currently but is amortized into income over the approximate remaining life of the investment sold.

Federal Income Taxes

The provision for federal income taxes is computed in accordance with those sections of the Internal Revenue Code applicable to life insurance companies. Deferred income taxes are provided based upon the expected future impact of differences between the financial statement and tax basis of assets and liabilities. The admission of gross deferred income tax assets is subject to various limitations as specified by NAIC SAP. Changes in deferred tax assets and liabilities are recognized as a separate component of gains and losses in unassigned funds.

Reinsurance

In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other reinsurers. Amounts recoverable from reinsurers related to paid policy claims are included in "Amounts recoverable from reinsurers" and insurance

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.  GENERAL — (Continued)

liabilities are reported net of reinsurance recoverables in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. Receivables and payables from the same reinsurer, including funds withheld, are generally offset. For reserve credits taken related to reinsurers considered to be unauthorized by the Department, the Company must obtain letters of credit, funds withheld, or other forms of collateral in amounts at least equal to reserve credits. To the extent such collateral is not obtained, the Company must record a liability for reinsurance in unauthorized companies.

Reinsurance premiums ceded and reinsurance recoveries on policy claims are netted against the respective "Premiums and annuity considerations" and "Death and annuity benefits" in the Statements of Operations. Revenues from commissions and expense allowances on reinsurance ceded are recognized in the period in which the transaction occurs and recorded in "Commissions and expense allowances on reinsurance ceded" in the Statements of Operations. The change in modified coinsurance ("MODCO") reserves ceded and related expenses are included in "Reserve adjustments on reinsurance ceded" in the Statements of Operations.

The Company remains liable with respect to ceded insurance should any reinsurer fail to meet the obligations it assumed. The Company evaluates the financial condition of its reinsurers and monitors the associated concentration of credit risk.

Separate Accounts

The Company issues both market value adjusted annuities and variable annuities. Excluding any contract guarantees for either a minimum return or account value upon death or annuitization, variable annuity policyholders bear the investment risk that the Separate Accounts funds may not meet their stated investment objectives. The assets and liabilities related to Separate Accounts are recorded at fair value and reported separately as assets and liabilities held in Separate Accounts. Fees charged on Separate Account contract owner deposits are included in the Statements of Operations. In the event that the asset value of certain contract holder accounts is projected to be below the value guaranteed by the Company, a liability is established through a charge to operations.

2.  STATUTORY AND GENERALLY ACCEPTED ACCOUNTING PRINCIPLES DIFFERENCES

Accounting practices prescribed or permitted by the Department vary in some respects from accounting principles generally accepted in the United States of America ("GAAP"). A summary of significant statutory accounting practices ("SAP") and their difference to GAAP, is as follows:

(1)  The costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to operations in the year incurred and thus are not amortized over the period benefited, whereas premiums are taken into revenue over the premium paying period of the related policies. Under GAAP, acquisition costs on successful efforts are capitalized and charged to operations as the revenues or expected gross profits are recognized;

(2)  Deposits to universal life contracts, investment contracts and limited payment contracts are credited to revenue. Under GAAP, these items are accounted for as deposits on the balance sheet and do not flow through the income statement;

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2.  STATUTORY AND GENERALLY ACCEPTED ACCOUNTING PRINCIPLES DIFFERENCES — (Continued)

(3)  Under SAP rules that precede Principles Based Reserves ("PBR"), policy reserves for future policy benefits are actuarially computed in accordance with certain state statutes and administrative regulations including reserve bases appropriate for life, accident and health, and annuity products. These liabilities are computed using statutory actuarial tables which do not allow for modification based on the Company's experience. Under PBR, company experience is utilized in setting certain assumptions for the scenario-based reserves for Life and Annuity products as defined under VM-20 and VM-21. Aggregate statutory reserves are shown net of the credit taken for reinsurance. Under GAAP, reserves for life-contingent annuity and traditional life insurance products are based on the present value of future benefits less the present value of future net premiums based on mortality, lapse, and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for non-life-contingent annuity and universal life insurance, insurance products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits. Aggregate reserves are shown gross with an offsetting reinsurance recoverable;

(4)  Certain assets must be included in the statutory financial statements at "admitted asset value" and "nonadmitted assets" must be excluded through a charge against surplus. No such reduction of asset values is required under GAAP;

(5)  Bonds and redeemable preferred stocks are generally stated at amortized cost and perpetual preferred stocks are stated at fair value. For bonds and preferred stocks stated at fair value, the difference between cost and fair value is reflected in "Change in net unrealized capital gains and losses" in unassigned funds. Under GAAP, bonds and preferred stocks, other than those classified as held to maturity, are stated at fair value with changes recorded in accumulated other comprehensive income (loss) in the balance sheet if classified as available-for-sale securities or in the income statement if classified as trading securities;

(6)  Certain assets and liabilities are reported net of ceded reinsurance balances, which is not permitted by GAAP;

(7)  Realized capital gains and losses are reflected net of transfers to IMR and federal income tax in the Statements of Operations. Under GAAP realized capital gains and losses are reflected on a gross basis in the Income Statement as the IMR concept does not exist in GAAP;

(8)  Deferred federal income tax is provided based upon the expected future impact of differences between the financial statement and tax basis of assets and liabilities. The admission of gross deferred income taxes is subject to various limitations as specified by NAIC SAP. Under GAAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. In addition, changes in deferred tax assets and liabilities are recognized as a separate component of gains and losses in unassigned funds, while under GAAP, these changes are included in income tax expense or benefit in the Income Statement;

(9)  The AVR is reported as a liability rather than as a reduction in investments and is charged directly to surplus. No such reserve is required under GAAP;

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2.  STATUTORY AND GENERALLY ACCEPTED ACCOUNTING PRINCIPLES DIFFERENCES — (Continued)

(10)  The IMR is reported as a liability and the amortization of the IMR is reported in the revenue section of the Statements of Operations. No such reserve is required under GAAP;

(11)  The Statements of Cash Flow are presented in the required statutory format which differs in certain respects from the presentation required by GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. SAP requires no reconciliation between net income and net cash provided by operating activities as required by GAAP;

(12)  The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss);

(13)  Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a component of gross premiums;

(14)  For reserve credits taken related to reinsurers considered "unauthorized" by the Department, the Company must obtain letters of credit, funds withheld or other forms of collateral in amounts at least equal to the reserve credits. To the extent such collateral is not obtained, the Company must record a liability for reinsurance in unauthorized companies with a charge to unassigned funds. No such liability is recorded for GAAP;

(15)  Market value adjusted annuities are included in the Company's general account for GAAP purposes, but are included in Separate Accounts on a statutory basis;

(16)  Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

(17)  Acquisitions and reinsurance transactions can be subject to different accounting treatments due to differences in risk transfer and business combination assessments. On a GAAP basis, PLC and its subsidiaries, including the Company, accounted for its February 1, 2015 acquisition by Dai-ichi Life under the acquisition method of accounting prescribed in ASC Topic 805, "Business Combinations." In accordance with this guidance, "pushdown" accounting was elected, including the initial recognition of most of PLC's and its subsidiaries' assets and liabilities at fair value as of the acquisition date. For SAP, no similar accounting or adjustments occurred on February 1, 2015. Similarly, certain acquisitions of inforce business are accounted for as reinsurance pursuant to Statutory guidelines but are subject to Purchase GAAP accounting ("PGAAP") guidelines for GAAP reporting purposes due to their qualification as a business combination.

The differences between NAIC SAP and GAAP have not been quantified as of December 31, 2021 and 2020 or for each of the years in the three-year period ended December 31, 2021; however, the differences are presumed to be material.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

3.  ACCOUNTING CHANGES AND PRIOR PERIOD ADJUSTMENTS

Accounting Changes

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32, "Preferred Stock" ("SSAP No. 32R"), which refined definitions of preferred stock categories and updated accounting guidance for certain categories of preferred stock. Under the revised guidance in SSAP No. 32R, all perpetual preferred stocks shall be reported at fair value, not to exceed any currently effective call price. The adoption of these revisions did not have a material effect on the Company's financial statements.

Effective January 1, 2021, the Company adopted revisions to SSAP No.106, "Affordable Care Act Section 9010 Assessment" ("SSAP No. 106R") which relate to the repeal by Congress of the Affordable Care Act Section 9010 Assessment, also known as the health insurer's tax (HIT). The adoption of these revisions had no effect on the Company's financial statements.

As of January 1, 2020, VM-21 replaced AG43 for the valuation of statutory reserves for variable annuities. The cumulative net impact of this regulation change was a $0.2 million increase in reserves. The change was recorded directly in "Unassigned funds — surplus" as a "Change in reserve on account of change in valuation basis". The financial statement impact of this change was to increase "Aggregate reserves: Life policies and contracts" and decrease both "Change in reserve on account of change in valuation basis", and "Unassigned funds — surplus" by $0.2 million. In accordance with the provisions of SSAP No. 3, "Accounting Changes and Corrections of Errors" ("SSAP No. 3"), the $0.2 million cumulative effect represents the January 1, 2020 impact of the change.

Effective January 1, 2020, the Company adopted SSAP No. 108, "Derivative Hedging Variable Annuity Guarantees" ("SSAP No. 108"), which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees reserved under VM-21. The guidance in SSAP No. 108 is not currently applicable to the Company's derivatives, and the adoption had no effect on the Company's financial statements.

Effective January 1, 2020, the Company adopted revisions to SSAP No. 22. "Leases", ("SSAP No. 22R"). SSAP No. 22R rejected U.S. GAAP guidance on operating leases, but incorporated, with modification, guidance on sale-leaseback transactions, lessor accounting and leveraged leases for all new leases, and for existing leases reassessed due to a change in terms and conditions. The adoption of these revisions had no effect on the Company's financial statements.

Effective June 30, 2020, the Company adopted revisions to SSAP No. 105, "Working Capital Finance Investments" ("SSAP No. 105R"), which provided substantive updates to the Working Capital Finance Investments Program requirements. The Company holds no working capital finance investments, and therefore this adoption had no effect on the Company's financial statements.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS

Net Investment Income

Net investment income for the years ended December 31 consists of the following:

	2021	2020	2019
	($ in thousands)
Bonds	$213,108	$224,286	$216,720
Stocks	913	774	1,508
Mortgage loans	11,106	7,670	5,358
Cash, cash equivalents, and short-term investments	(80)	627	2,598
Contract loans	2,651	2,943	3,299
Other invested assets	1,730	1,340	893
Miscellaneous investment income	(19)	(17)	(34)
Total investment income	229,409	237,623	230,342
Investment expenses	(15,444)	(14,614)	(12,422)
Net investment income	$213,965	$223,009	$217,920

Due and accrued income is excluded from investment income on the following basis:

Mortgage loans — Income is excluded on loans delinquent more than 90 days. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible.

Bonds — When the Company determines collection of interest to be uncertain or interest is 90 days past due, the accrual of interest receivable is discontinued.

There was no due and accrued investment income excluded at December 31, 2021 and 2020.

Realized Gains and Losses

Realized investment gains (losses) for the years ended December 31 are summarized as follows:

	2021	2020	2019
	($ in thousands)
Bonds	$5,989	$5,094	$8,598
Common stock-unaffiliated	57	—	1
Preferred stock	511	1,600	39
Cash, cash equivalents and short-term investments	26	296	1
Derivative instruments	(3,834)	(4,235)	(1,006)
Other invested assets	—	—	394
Other investments	136	(47)	(26)
Other-than-temporary impairments	(32)	(5,796)	(173)
Less:
Amounts transferred to interest maintenance reserve	5,091	4,731	6,908
Federal income tax expense	19	1,448	2,172
Net realized investment losses	$(2,257)	$(9,267)	$(1,252)

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

Proceeds from the sales of investments in bonds, common stocks, and preferred stocks during 2021, 2020, and 2019 were approximately $176.9 million, $171.8 million, and $356.5 million, respectively. The Company realized gross gains of $7.3 million, $8.1 million, and $9.6 million, on those sales for the years ended December 31, 2021, 2020, and 2019, respectively. Gross losses of $0.7 million, $1.1 million, and $1.0 million, were realized on those sales for the years ended December 31, 2021, 2020, and 2019, respectively.

Unrealized Gains and Losses

The change in net unrealized capital gains and losses included in unassigned funds for the years ended December 31 is as follows:

	2021	2020	2019
	($ in thousands)
Bonds	$(40)	$(1)	$1
Preferred stocks	(343)	—	—
Common stocks	152	1	—
Derivative instruments	(1,363)	605	(798)
Less:
Federal income tax expense (benefit)	(335)	127	(167)
Change in net unrealized capital gains and losses	$(1,259)	$478	$(630)

During 2021, the Company recorded $1.4 million in unrealized losses on derivative instruments due to changes in fair value. The losses included $0.8 million of losses related to equity options and $0.3 million of losses related to equity futures, which were used to mitigate risks associated with the Company's variable annuity products. The losses also included $0.3 million of losses related to equity options, which were used to mitigate risks associated with the Company's fixed indexed annuity products. During 2020, the Company recorded $0.6 million in unrealized gains on derivative instruments due to changes in fair value. The gains included $0.2 million of gains related to equity options, which were used to mitigate risks associated with the Company's variable annuity products and $0.6 million of gains related to equity options, which were used to mitigate risks associated with the Company's fixed indexed annuity products. These gains were offset by $0.1 million of losses related to foreign currency futures and $0.1 million of losses related to equity futures, which were used to mitigate risks associated with the Company's variable annuity products.

During 2020, the Company recorded $0.6 million in unrealized gains on derivative instruments due to changes in fair value. The gains included $0.2 million of gains related to equity options, which were used to mitigate risks associated with the Company's variable annuity products and $0.6 million of gains related to equity options, which were used to mitigate risks associated with the Company's fixed indexed annuity products. These gains were offset by $0.1 million of losses related to foreign currency futures and $0.1 million of losses related to equity futures, which were used to mitigate risks associated with the Company's VA products.

During 2019, the Company recorded $0.8 million in unrealized losses on derivative instruments due to changes in fair value. The losses included $0.6 million related to equity futures and $0.5 million related to equity options, which were used to mitigate risks associated with the Company's VA products. In

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

addition, there were gains of $0.2 million related to equity futures and $0.1 million of gains related to equity options, which were used to mitigate risks associated with the Company's FIA products.

Bonds and Preferred Stocks

The statement value and estimated fair value of the Company's bond and preferred stock investments at December 31 are as follows:

	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
2021	($ in thousands)
Bonds:
US Government	$39,637	$933	$—	$40,570
Other governments	28,005	4,546	(125)	32,426
US states, territories and possessions	13,567	1,516	—	15,083
US political subdivisions	71,047	5,610	(4)	76,653
US special revenue and assessment	298,730	47,247	(643)	345,334
Industrial and miscellaneous	3,619,981	453,927	(7,028)	4,066,880
Hybrids	43,051	7,230	(195)	50,086
Total bonds, excluding loan-backed and structured securities	4,114,018	521,009	(7,995)	4,627,032
Loan-backed and structured securities:
Residential mortgage backed securities	868,189	8,789	(11,811)	865,167
Commercial mortgage backed securities	296,985	14,030	(251)	310,764
Other loan-backed and structured securities	73,445	2,456	(395)	75,506
Total loan-backed and structured securities	1,238,619	25,275	(12,457)	1,251,437
Total bonds	5,352,637	546,284	(20,452)	5,878,469
Preferred stocks	15,926	596	(7)	16,515
Total bonds and preferred stocks	$5,368,563	$546,880	$(20,459)	$5,894,984

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
2020	($ in thousands)
Bonds:
US Government	$49,991	$2,135	$—	$52,126
Other governments	32,369	6,244	—	38,613
US states, territories and possessions	15,129	2,353	—	17,482
US political subdivisions	74,836	8,119	—	82,955
US special revenue and assessment	329,356	56,725	(1)	386,080
Industrial and miscellaneous	3,603,924	589,852	(3,719)	4,190,057
Hybrids	41,593	8,113	(42)	49,664
Total bonds, excluding loan-backed and structured securities	4,147,198	673,541	(3,762)	4,816,977
Loan-backed and structured securities:
Residential mortgage backed securities	1,125,930	30,046	(268)	1,155,708
Commercial mortgage backed securities	328,448	24,073	(1,910)	350,611
Other loan-backed and structured securities	91,744	5,000	(1,168)	95,576
Total loan-backed and structured securities	1,546,122	59,119	(3,346)	1,601,895
Total bonds	5,693,320	732,660	(7,108)	6,418,872
Preferred stocks	20,387	1,724	(1,096)	21,015
Total bonds and preferred stocks	$5,713,707	$734,384	$(8,204)	$6,439,887

The statement value and estimated fair value of bonds at December 31, 2021, by expected maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain of these obligations.

	Statement Value	Estimated Fair Value
	($ in thousands)
Bonds, excluding loan-backed and structured securities:
Due in 1 year or less	$127,529	$129,502
Due after 1 year through 5 years	731,807	773,756
Due after 5 years through 10 years	1,472,717	1,589,514
Due after 10 years	1,781,965	2,134,260
Total bonds, excluding loan-backed and structured securities	4,114,018	4,627,032
Total loan-backed and structured securities	1,238,619	1,251,437
Total bonds	$5,352,637	$5,878,469

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

The statement value and estimated fair value of bonds at December 31, 2020, by expected maturity is shown below.

	Statement Value	Estimated Fair Value
	($ in thousands)
Bonds, excluding loan-backed and structured securities:
Due in 1 year or less	$152,306	$154,779
Due after 1 year through 5 years	720,536	773,922
Due after 5 years through 10 years	1,498,365	1,684,384
Due after 10 years	1,775,991	2,203,892
Total bonds, excluding loan-backed and structured securities	4,147,198	4,816,977
Total loan-backed and structured securities	1,546,122	1,601,895
Total bonds	$5,693,320	$6,418,872

The Company's investment gross unrealized losses and estimated fair value, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31 are as follows:

	Less Than 12 Months		12 Months or More		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss
2021	($ in thousands)
Bonds:
Other Governments	$3,712	$(125)	$—	$—	$3,712	$(125)
US political subdivisions	456	(4)	—	—	456	(4)
US special revenue and assessment	20,027	(643)	—	—	20,027	(643)
Industrial and miscellaneous	270,774	(6,626)	8,305	(402)	279,079	(7,028)
Hybrids	3,968	(192)	19	(3)	3,987	(195)
Total bonds, excluding loan-backed and structured securities	298,937	(7,590)	8,324	(405)	307,261	(7,995)
Loan-backed and structured securities:
Residential mortgage backed securities	501,657	(11,707)	3,322	(104)	504,979	(11,811)
Commercial mortgage backed securities	7,204	(34)	4,817	(217)	12,021	(251)
Other loan-backed and structured securities	6,755	(55)	7,201	(340)	13,956	(395)
Total loan-backed and structured securities	515,616	(11,796)	15,340	(661)	530,956	(12,457)
Total bonds	814,553	(19,386)	23,664	(1,066)	838,217	(20,452)
Preferred stocks	—	—	108	(7)	108	(7)
Total bonds and preferred stocks	$814,553	$(19,386)	$23,772	$(1,073)	$838,325	$(20,459)

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

	Less Than 12 Months		12 Months or More		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss
2020	($ in thousands)
Bonds:
US special revenue and assessment	$9,999	$(1)	$—	$—	$9,999	$(1)
Industrial and miscellaneous	60,042	(2,402)	7,756	(1,317)	67,798	(3,719)
Hybrids	1,278	(25)	409	(17)	1,687	(42)
Total bonds, excluding loan-backed and structured securities	71,319	(2,428)	8,165	(1,334)	79,484	(3,762)
Loan-backed and structured securities:
Residential mortgage backed securities	39,049	(137)	3,569	(131)	42,618	(268)
Commercial mortgage backed securities	25,883	(1,910)	—	—	25,883	(1,910)
Other loan-backed and structured securities	9,821	(1,168)	—	—	9,821	(1,168)
Total loan-backed and structured securities	74,753	(3,215)	3,569	(131)	78,322	(3,346)
Total bonds	146,072	(5,643)	11,734	(1,465)	157,806	(7,108)
Preferred stocks	—	—	2,134	(1,096)	2,134	(1,096)
Total bonds and preferred stocks	$146,072	$(5,643)	$13,868	$(2,561)	$159,940	$(8,204)

For securities other than loan-backed securities, the Company generally considers a number of factors in determining whether an impairment is other-than-temporary (please see the "Loan-backed and Structured Securities" section for information on loan-backed security OTTIs). These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the duration of the decline, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security-by-security review each quarter in evaluating the need for any OTTIs. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered. For securities in an unrealized loss position for which an OTTI was not recognized, the Company believes that it will collect all amounts due according to the contractual terms of the securities in effect at the date of acquisition and has the intent and the ability to hold these securities until recovery. The Company recognized $0, $4.4 million, and $0.2 million of OTTIs on non-loan-backed securities during 2021, 2020, and 2019, respectively.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

The Company had securities with a fair value of $23.8 million in an unrealized loss position for greater than 12 months at December 31, 2021, and the related unrealized loss of $1.1 million pertains primarily to asset-backed, energy, and pharmaceutical securities. The Company had securities with a fair value of $13.9 million in an unrealized loss position for greater than 12 months at December 31, 2020, and the related unrealized loss of $2.6 million pertains primarily to banking and energy securities. The aggregate decline in fair value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered included credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information.

The Company had individual bonds from the following issuers that exceeded 10% of capital and surplus as of December 31, 2021:

Carrying Value
($ in thousands)
Fannie Mae	$83,916
Freddie Mac	61,493

The Company had individual bonds from the following issuers that exceeded 10% of capital and surplus as of December 31, 2020:

Carrying Value
($ in thousands)
Fannie Mae	$95,052
Freddie Mac	70,610

As of December 31, 2021 and 2020, bonds and cash having a fair value of $6.7 million and $6.9 million were on deposit with various governmental authorities as required by law.

The Company held no securities with a 5GI NAIC rating as of December 31, 2021 and 2020.

Loan-backed and Structured Securities

For the impairment review of loan-backed and structured securities, the Company employed the retrospective method during the period, basing its assumptions regarding expected maturity dates on market interest rates and overall economic conditions. The information that was used for these assumptions was provided by a nationally-recognized, real-time database.

For each of the years in the three-year period ended December 31, 2021, no OTTIs were recorded due to an intent to sell these securities. Also, no such impairments were recorded due to an inability or lack of intent to retain the securities for a period of time sufficient to recover their amortized cost.

During 2021, 2020, and 2019, the Company recognized less than $0.1 million, $1.4 million, and $0, respectively, of OTTIs on loan-backed securities.

All impaired securities (fair value is less than cost or amortized cost) for which an OTTI has not been recognized in the Statements of Operations as a realized loss (including securities with a recognized

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

OTTI for non-interest related declines when a non-recognized interest related impairment remains) are as follows as of December 31:

	2021	2020
	($ in thousands)
a. The aggregate amount of unrealized losses:
1. Less than 12 months	$11,796	$3,215
2. Twelve months or longer	$683	$100
b. The aggregate related fair value of securities with unrealized losses:
1. Less than 12 months	$515,616	$74,748
2. Twelve months or longer	$15,359	$3,262

In determining whether a loan-backed security had experienced an OTTI, the Company considered the delinquency (and foreclosure status, if applicable) of the underlying loans or mortgages, the expected recovery value of the underlying collateral (if any) in relation to the current amount of the investment, and the degree to which such losses, based upon the foregoing factors, will first be absorbed by tranches that are subordinate to the Company's securities.

The Company's exposure to subprime mortgage related risk is limited to investments in residential mortgage-backed securities that are backed by loans to borrowers with lower credit ratings. These securities are classified as subprime at issuance. The Company has exposure to Alt-A bonds which were made to borrowers with less than conventional documentation of their income and/or net assets. The Company may be exposed to unrealized losses on these holdings from time to time as the fair values of these securities are sensitive to widening spreads that can occur in difficult and illiquid market environments. In addition, the Company has exposure to realized losses if it is determined that the securities are other-than-temporarily impaired. These risks are mitigated somewhat by the Company's ability and intent to hold these securities to recovery, which may be at maturity. These securities are reviewed monthly to ensure they are performing as expected and to ensure sufficient credit support. The Company has no direct exposure through investments in subprime mortgage loans.

The following information relates to the Company's other investments with subprime exposure:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
2021	($ in thousands)
Residential mortgage-backed securities	$703	$719	$794	$216
2020
Residential mortgage-backed securities	$1,127	$1,147	$1,231	$216

As of December 31, 2019, the Company had recognized $0.2 million of OTTI losses on residential mortgage-backed securities with subprime exposure held as of December 31, 2019.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

Mortgage Loans

The Company's mortgage loan portfolio had the following concentrations by type of property as of December 31:

	Percent of Portfolio
	2021	2020
Retail	18.6%	31.4%
Apartment	19.2	6.3
Industrial	31.4	35.6
Office	18.1	25.1
Other commercial	12.5	1.1
Mixed Use	0.2	0.5
	100.0%	100.0%

The Company's mortgage loan portfolio had the following concentrations by location as of December 31:

	Percent of Portfolio
	2021	2020
Tennessee	10.4%	7.1%
Alabama	9.6	17.3
Michigan	7.3	6.8
Wisconsin	7.3	7.8
New York	6.8	12.3
Arizona	6.4	—
California	6.2	1.8
Illinois	3.9	7.2
Nevada	3.8	1.3
Utah	3.8	0.7
Arkansas	3.5	6.3
Connecticut	3.2	—
Florida	3.1	1.8
Missouri	3.1	1.0
Virginia	3.1	5.7
South Carolina	2.9	5.3
North Carolina	2.6	2.0
Nebraska	2.3	4.2
Minnesota	1.9	3.5
Pennsylvania	1.9	—
Maryland	1.6	—
Texas	1.4	2.6
Rhode Island	1.1	—
Mississippi	0.8	1.5

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

	Percent of Portfolio
	2021	2020
Kentucky	0.7%	1.2%
Delaware	0.4	0.8
Colorado	0.3	0.6
Idaho	0.2	0.3
Indiana	0.2	0.5
Ohio	0.2	0.4
	100.0%	100.0%

The minimum and maximum lending rates for new commercial mortgage loans during 2021 were 2.5% and 3.25%. The minimum and maximum lending rates for new commercial mortgage loans during 2020 were 3.0% and 3.75%.

The target percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, is generally 75%. The Company uses this loan-to-value ratio as a credit quality indicator, which is a component of the Company's ongoing monitoring of the credit risk of its mortgage loan portfolio. The Company also monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. As of December 31, 2021 and 2020, the Company had no mortgage loans that exceeded a 75% loan to value ratio based on the most recent appraisal. For loans the Company held as of December 31, 2021 and 2020, the maximum percentage of any one loan to the value of security at the time of the loan did not exceed 75%.

As of December 31, 2021 and 2020, the Company did not have any mortgages with interest more than 90 days past due.

As of December 31, 2021 and 2020, no taxes and/or assessments had been advanced but not repaid or included in the mortgage loan total.

The Company's mortgage loans of $343.5 million and $194.4 million as of December 31, 2021 and 2020, respectively, were current.

As of December 31, 2021 and 2020, the Company had no foreclosed properties or impaired loans. The Company reported no valuation allowances on any loans at either December 31, 2021 or 2020. No activity occurred in the allowance for credit losses during 2021, 2020, and 2019.

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act"), was signed into law. Section 4013 of the CARES Act provides additional relief for certain loan modifications made as a result of the COVID-19 pandemic. On December 27, 2020, the Consolidated Appropriations Act, 2021 was signed into law, which slightly modified and extended the original CARES Act through January 1, 2022. In conjunction with the Consolidated Appropriations Act, the NAIC Statutory Accounting Principles Working Group extended certain limited time exceptions in INT 20-03 and INT 20-07, which align with the provisions of the CARES Act, as amended, and provide relief from the requirement to assess certain loan modifications as troubled debt restructurings or more than

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

minor modifications for certain loans modified in response to COVID-19. In consideration of this guidance, the Company has provided certain relief to certain of its commercial loan borrowers via its COVID-19 Commercial Mortgage Loan Program (the "Loan Modification Program"). As of December 31, 2021, the Company had a total of 8 loans with $21.5 million in unpaid principal balance under the Loan Modification Program. As of December 31, 2020, the Company had a total of 8 loans with $22.4 million in unpaid principal balance under the Loan Modification Program. The modifications under this program may include agreements to defer principal payments only or to defer principal and interest payments for a specified period of time. None of these modifications were considered troubled debt restructurings.

The Company did not restructure any debt during 2021 and 2020.

Common Stock — Federal Home Loan Bank ("FHLB") Agreements

The Company is a member of the FHLB of Atlanta. Through its membership, the Company may receive cash advances as a result of entering repurchase agreements with the FHLB of Atlanta. The Company had no advances outstanding as of December 31, 2021 and 2020.

Amounts received under repurchase agreements are accounted for pursuant to SSAP No. 103R, "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities."

The Company's FHLB stock was classified as "Membership stock — Class B" and was not eligible for redemption. All of the FHLB stock was held in the General Account and totaled $3.2 million and $5.5 million as of December 31, 2021 and 2020, respectively.

Restricted Assets

The Company's had the following restricted assets, all within the General Account, as of December 31:

Restricted Asset Category	2021	2020	Increase/ (Decrease)	% of Admitted Assets
	($ in thousands)
Subject to repurchase agreements	$26,937	$74,552	$(47,615)	0.43%
Federal home loan bank capital stock	3,199	5,521	(2,322)	0.05
On deposit with states	6,532	6,515	17	0.11
Collateral for derivative instruments	6,700	10,560	(3,860)	0.11
Total restricted assets	$43,368	$97,148	$(53,780)	0.70%

The Company had no other restricted assets as of December 31, 2021 and 2020.

The Company had $1.0 million and $1.0 million of cash collateral received and reflected as assets within the Company's Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2021 and 2020, respectively, representing 0.017% and 0.016% of total admitted assets excluding Separate Accounts, respectively. The recognized obligation to return the collateral asset was $1.0 million and $1.0 million, representing 0.018% and 0.018% of total liabilities excluding Separate Accounts, as of December 31, 2021 and 2020, respectively.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

There was no collateral received and reflected as assets within the Company's Separate Accounts as of December 31, 2021 and 2020.

Repurchase Agreements, Securities Lending Transactions, and Wash Sales

For repurchase agreements, the Company initiates short-term (typically less than 30 days) collateralized borrowings whereby cash is received, and securities are posted as collateral. The Company reports the cash proceeds as a liability, and the difference between the cash proceeds and the amount at which the securities are reacquired as interest expense. As of December 31, 2021 and 2020, the Company had borrowed money obligations of $33.1 million and $71.1 million, which represents the cash amount to be paid at the repurchase agreements' maturities.

The Company posted $26.9 million and $74.6 million (statutory carrying value) of its assets as repurchase agreement collateral, which are classified as "Bonds" as of December 31, 2021 and 2020, respectively.

In connection with the outstanding repurchase agreements, the Company also recognized liabilities of $33.1 million and $71.1 million as of December 31, 2021 and 2020, respectively, which was classified as "Borrowed money".

The Company is not involved in securities lending transactions.

In the normal course of the Company's investment management, securities can be sold and reacquired within 30 days. This practice is known as wash sales. The Company did not record any wash sales for the years ended December 31, 2021, 2020, and 2019.

Repurchase Agreements Transactions Accounted for as Secured Borrowing

While the Company anticipates that its cash flows will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs to provide liquidity when needed. The Company expects that the rate received on its investments will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. These borrowings are typically for a term less than 90 days. The fair value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities, and the agreements provided for net settlement in the event of default or on termination of the agreements. Due to the short tenor of the repurchase agreements, the Company would not expect any stress on liquidity to be an issue.

If market deterioration is detected and/or additional sources of liquidity are needed to manage asset/liability mismatches, the Company would draw down short-term investment positions and conserve cash by ceasing new investment activity. The Company also has an intercompany loan agreement set up with the Company's parent, PLICO, if needed.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

The types of repurchase agreement trades used during 2021 are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	No	No	No	No

The types of repurchase agreement trades used during 2020 are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	No	Yes	No	Yes
Tri-Party (Yes/No)	No	No	No	No

A summary of the maturity time frame and ending balance of repurchase agreement transactions during 2021 is as follows:

	$ in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Open — No Maturity	$24,905	$26,154	$72,999	$54,822
2 Days to 1 Week	48,328	34,380	—	—
>1 Week to 1 Month	22,067	—	—	—
Ending Balance
Open — No Maturity	$—	$14,738	$63,910	$33,090
2 Days to 1 Week	—	36,360	—	—
>1 Week to 1 Month	34,423	—	—	—

A summary of the maturity time frame and ending balance of repurchase agreement transactions during 2020 is as follows:

	$ in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
2 Days to 1 Week	$—	$—	$—	$71,031
>1 Week to 1 Month	—	9,875	—	107,076
Ending Balance
>1 Week to 1 Month	$—	$—	$—	$71,119

The Company had no securities sold and/or acquired that resulted in default during 2021 and 2020.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

A summary of securities "sold" under repurchase agreement — secured borrowing during 2021 is as follows:

	$ in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
BACV	XXX	XXX	XXX	$54,676
Fair Value	$98,865	$62,079	$75,397	55,470
Ending Balance
BACV	XXX	XXX	XXX	$26,937
Fair Value	$34,840	$53,500	$66,041	27,510

A summary of securities "sold" under repurchase agreement — secured borrowing during 2020 is as follows:

	$ in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
BACV	XXX	XXX	XXX	$183,394
Fair Value	$—	$10,235	$—	185,106
Ending Balance
BACV	XXX	XXX	XXX	$74,552
Fair Value	$—	$—	$—	74,683

As of December 31, 2021, the Company held securities "sold" under repurchase agreement — secured borrowing consisting of NAIC 1 bonds with a carrying value of $21.9 million and fair value of $22.1 million, and NAIC 2 bonds with a carrying value of $5.0 million and fair value of $5.4 million. As of December 31, 2020, the Company held securities "sold" under repurchase agreement — secured borrowing consisting of NAIC 1 bonds with a carrying value of $74.6 million and fair value of $74.7 million.

Details of the collateral received — secured borrowing for the year ended December 31, 2021, are as follows:

	$ in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$95,300	$60,534	$72,999	$54,822
Ending Balance
Cash	$34,423	$51,098	$63,910	$33,090

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

4.  INVESTMENTS — (Continued)

Details of the collateral received — secured borrowing for the year ended December 31, 2020, are as follows:

	$ in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$—	$9,875	$—	$178,107
Ending Balance
Cash	$—	$—	$—	$71,119

The Company had cash collateral received — secured borrowing of $33.1 million as of December 31, 2021. The Company had cash collateral received — secured borrowing of $71.1 million as of December 31, 2020.

The allocation of aggregate collateral by remaining contractual maturity as of December 31 is as follows:

	Fair Value
	2021	2020
	($ in thousands)
Overnight and Continuous	$33,090	$—
30 Days or Less	—	71,119

The Company did not receive any cash collateral that was reinvested in 2021 and 2020.

The Company recognized the following liability to return cash collateral for 2021:

	$ in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$95,300	$60,534	$72,999	$54,822
Ending Balance
Cash	$34,423	$51,098	$63,910	$33,090

The Company recognized the following liability to return cash collateral for 2020:

	$ in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash (Collateral-All)	$—	$9,875	$—	$178,107
Ending Balance
Cash (Collateral-All)	$—	$—	$—	$71,119

For 2021 and 2020, the Company had no reverse repurchase agreements transactions accounted for as secured borrowing and no repurchase agreements or reverse repurchase agreement transactions accounted for as a sale.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES

The Company is included in the consolidated federal income tax return of PLC and its subsidiaries. The method of allocation of current income taxes between the affiliates is subject to a written agreement under which the Company incurs a liability to PLC to the extent that a separate return calculation indicates that the Company has a federal income tax liability. If the Company has an income tax benefit, the benefit is recorded currently to the extent that it can be carried back against prior years' separate company income tax expense. Any amount not carried back is carried forward on a separate company basis. Income taxes recoverable (payable) are recorded in the federal income taxes receivable (payable) account and are settled periodically, per the tax sharing agreement.

The components of the net deferred tax asset/(deferred tax liability) ("DTA"/("DTL")) at December 31 are as follows:

	$ in thousands
	12/31/2021			12/31/2020			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
			(Col 1+2)			(Col 4+5)			(Col 7+8)
1.	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a) Gross Deferred Tax Assets	$68,040	$233	$68,273	$72,999	$1,158	$74,157	$(4,959)	$(925)	$(5,884)
(b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
(c) Adjusted Gross Deferred Tax Assets (1a-1b)	68,040	233	68,273	72,999	1,158	74,157	(4,959)	(925)	(5,884)
(d) Deferred Tax Assets Nonadmitted	43,663	—	43,663	48,259	—	48,259	(4,596)	—	(4,596)
(e) Subtotal Net Admitted Deferred Tax Asset) (1c-1d)	24,377	233	24,610	24,740	1,158	25,898	(363)	(925)	(1,288)
(f) Deferred Tax Liabilities	7,198	—	7,198	7,839	—	7,839	(641)	—	(641)
(g) Net Admitted Deferred Tax Asset/ (Net Deferred Tax Liability) (1e-1f)	$17,179	$233	$17,412	$16,901	$1,158	$18,059	$278	$(925)	$(647)

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

	$ in thousands
	12/31/2021			12/31/2020			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
			(Col 1+2)			(Col 4+5)			(Col 7+8)
2.	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components — SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carryback	$—	$233	$233	$—	$1,158	$1,158	$—	$(925)	$(925)
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets from 2(a) above) After Application Of The Threshold Limitation (The Lesser of 2(b)1 and 2(b)2 Below)	17,179	—	17,179	16,901	—	16,901	278	—	278
1) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	17,179	—	17,179	16,901	—	16,901	278	—	278
2) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	73,193	XXX	XXX	68,082	XXX	XXX	5,111

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

	$ in thousands
	12/31/2021			12/31/2020			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
			(Col 1+2)			(Col 4+5)			(Col 7+8)
2.	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	$7,198	$—	$7,198	$7,839	$—	$7,839	$(641)	$—	$(641)
(d) Deferred Tax Assets Admitted as the result of Application of SSAP No. 101. Total 2(a) +2(b)+2(c)	$24,377	$233	$24,610	$24,740	$1,158	$25,898	$(363)	$(925)	$(1,288)

	$ in thousands
3.	2021	2020
(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	1280%	1143%
(b) Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In 2(b)2 Above.	$521,034	$481,460

	$ in thousands
	12/31/2021		12/31/2020		Change
	(1)	(2)	(3)	(4)	(5)	(6)
4.	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
Impact of Tax Planning Strategies
(a) Determination Of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax assets, By Tax Character as a Percentage
1. Adjusted Gross DTA Amount From Note 9A1(c)	$68,040	$233	$72,999	$1,158	$(4,959)	$(925)

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

	$ in thousands
	12/31/2021		12/31/2020		Change
	(1)	(2)	(3)	(4)	(5)	(6)
4.	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To the Impact of Tax Planning Strategies	0%	0%	0%	0%	0%	0%
3. Net Admitted Adjusted Gross DTA Amount From Note 9A1(e)	$24,377	$233	$24,740	$1,158	$(363)	$(925)
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies	0%	0%	0%	0%	0%	0%
(b) Does the Company's tax-planning strategies include the use of reinsurance?			Yes		No	X

The Company has no DTLs that are not recognized.

Current income taxes incurred consist of the following major components:

	$ in thousands
	(1)	(2)	(3)
1.	2021	2020	(Col 1-2) Change
(a) Federal	$3,531	$5,889	$(2,358)
(b) Foreign	—	—	—
(c) Subtotal	3,531	5,889	(2,358)
(d) Federal income tax on capital gains	19	1,448	(1,429)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred	$3,550	$7,337	$(3,787)

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

	$ in thousands
	(1)	(2)	(3)
1.	2020	2019	(Col 1-2) Change
(a) Federal	$5,889	$14,902	$(9,013)
(b) Foreign	—	—	—
(c) Subtotal	5,889	14,902	(9,013)
(d) Federal income tax on capital gains	1,448	2,172	(724)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred	$7,337	$17,074	$(9,737)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

Deferred Tax Assets

	$ in thousands
	(1)	(2)	(3)
2.	12/31/2021	12/31/2020	(Col 1-2) Change
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium reserve	—	—	—
(3) Policyholder reserves	30,151	29,954	197
(4) Investments	—	839	(839)
(5) Deferred acquisition costs	36,879	41,088	(4,209)
(6) Policyholder dividends accrual	205	201	4
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	—	—	—
(9) Pension accrual	—	—	—
(10) Receivables — nonadmitted	805	547	258
(11) Net operating loss carryforward	—	—	—
(12) Tax credit carryforward	—	—	—
(13) Other (including items <5% of total ordinary tax assets)	—	—	—
(14) Due & deferred premium	—	—	—
(15) Intangibles	—	370	(370)
(99) Subtotal	68,040	72,999	(4,959)
(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	43,663	48,259	(4,596)
(d) Admitted ordinary deferred tax assets (2a99-2b-2c)	24,377	24,740	(363)

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

	$ in thousands
	(1)	(2)	(3)
2.	12/31/2021	12/31/2020	(Col 1-2) Change
(e) Capital:
(1) Investments	$233	$1,158	$(925)
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other (including items <5% of total capital tax assets)	—	—	—
(99) Subtotal	233	1,158	(925)
(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (2e99-2f-2g)	233	1,158	(925)
(i) Admitted deferred tax assets (2d+2h)	$24,610	$25,898	$(1,288)

Deferred Tax Liabilities

	$ in thousands
	(1)	(2)	(3)
3.	12/31/2021	12/31/2020	(Col 1-2) Change
(a) Ordinary:
(1) Investments	$5,032	$5,148	$(116)
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premium	—	—	—
(4) Policyholder reserves	1,331	1,909	(578)
(5) Other (including items <5% of total ordinary tax liabilities)	—	4	(4)
(6) Due and deferred premium	618	543	75
(7) Policy loans	217	235	(18)
(99) Subtotal	7,198	7,839	(641)
(b) Capital:	—	—	—
(1) Investments	—	—	—
(2) Real estate	—	—	—
(3) Other (including items <5% of total capital tax liabilities)	—	—	—
(99) Subtotal	—	—	—
(c) Deferred tax liabilities (3a99+3b99)	$7,198	$7,839	$(641)
Net deferred tax assets/liabilities (2i-3c)	$17,412	$18,059	$(647)

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

The change in net deferred income taxes as of December 31 is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income tax in the Statement of Changes in Capital and Surplus):

	$ in thousands
	(1)	(2)	(3)
	12/31/2021	12/31/2020	(Col 1-2) Change
Adjusted gross deferred tax assets	$68,273	$74,157	$(5,884)
Total deferred tax liabilities	7,198	7,839	(641)
Net deferred tax assets/(liabilities)	$61,075	$66,318	(5,243)
Tax effect of unrealized gains/(losses)			335
Change in net deferred income tax [(charge)/benefit]			$(5,578)
	$ in thousands
	(1)	(2)	(3)
	12/31/2020	12/31/2019	(Col 1-2) Change
Adjusted gross deferred tax assets	$74,157	$74,901	$(744)
Total deferred tax liabilities	7,839	8,532	(693)
Net deferred tax assets/(liabilities)	$66,318	$66,369	(51)
Tax effect of unrealized gains/(losses)			(128)
Change in net deferred income tax [(charge)/benefit]			$77

On March 27, 2020, the CARES Act was signed into legislation and includes tax provisions relevant to businesses. Some of the significant changes include but are not limited to modifying the restrictions around carryback and utilizing net operating losses. Such provisions did not have a material impact on the Company for the tax year ended December 31, 2020.

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31 are as follows:

	$ in thousands
	2021	Effective Tax Rate (%)
Provision computed at statutory rate	$10,192	21.0%
Tax on STAT capital gains	599	1.2
Amortization of IMR	(1,158)	(2.3)
Change in non-admits	(277)	(0.6)

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

	$ in thousands
	2021	Effective Tax Rate (%)
Nondeductible expense	$5	—%
Dividends received deduction	(147)	(0.3)
Tax-exempt income deduction	(6)	—
Prior year deferred tax true-up	(29)	(0.1)
Prior year current tax true-up	30	0.1
Gain on reinsurance	(56)	(0.1)
Foreign tax credit	(25)	(0.1)
Total	$9,128	18.8%
Federal and foreign income taxes incurred	$3,531	7.3%
Tax on capital gains/(losses)	19	—
Change in net deferred income taxes charge/(benefit)	5,578	11.5
Total statutory income taxes	$9,128	18.8%
	$ in thousands
	2020	Effective Tax Rate (%)
Provision computed at statutory rate	$9,756	21.0%
Tax on STAT capital gains (losses)	(649)	(1.4)
Amortization of IMR	(1,115)	(2.5)
Change in non-admits	(459)	(1.0)
Dividends received deduction	(105)	(0.2)
Tax-exempt income deduction	(16)	—
Prior year deferred tax true-up	(189)	(0.4)
Prior year current tax true-up	171	0.4
Gain/(loss) on reinsurance	(66)	(0.1)
Reserve valuation changes through surplus	(42)	(0.1)
Foreign tax credit	(33)	(0.1)
Total	$7,260	15.6%
Federal and foreign income taxes incurred	$5,889	12.7%
Tax on capital gains/(losses)	1,448	3.1
Change in net deferred income taxes charge/(benefit)	(77)	(0.2)
Total statutory income taxes	$7,260	15.6%

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

	$ in thousands
	2019	Effective Tax Rate (%)
Provision computed at statutory rate	$8,518	21.0%
Tax on STAT capital gains (losses)	5,639	13.9
Amortization of IMR	(869)	(2.1)
Change in non-admits	(51)	(0.1)
Nondeductible expense	5	—
Dividends received deduction	(141)	(0.3)
Tax-exempt income deduction	(13)	—
Prior year deferred tax true-up	4,947	12.2
Prior year current tax true-up	(4,929)	(12.2)
Gain/(loss) on reinsurance	(69)	(0.2)
Foreign tax credit	(26)	(0.1)
Total	$13,011	32.1%
Federal and foreign income taxes incurred	$14,902	36.7%
Tax on capital gains/(losses)	2,172	5.4
Change in net deferred income taxes charge/(benefit)	(4,063)	(10.0)
Total statutory income taxes	$13,011	32.1%

As of December 31, 2021 and 2020, the Company had no operating loss, no capital loss, and no foreign tax credit carryforwards available to offset future net income subject to federal income taxes.

The Company incurred the following amount of income taxes in the current year and preceding years that are available for recoupment in the event of future net losses:

	Ordinary	Capital	Total
		($ in thousands)
2019	$—	$2,336	$2,336
2020	—	1,718	1,718
2021	—	1,920	1,920
	$—	$5,974	$5,974

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company recorded a federal income tax payable of $2.4 million as of December 31, 2021, and a federal income tax receivable of $3.3 million as of December 31, 2020.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

5.  INCOME TAXES — (Continued)

The Company had no state transferable tax credits at December 31, 2021 or 2020.

The Company's federal income tax return for 2021 will be consolidated with the following entities:

Asset Protection Financial, Inc.

Chesterfield International Reinsurance Limited

Concourse Financial Group Agency, Inc.

Concourse Financial Group Securities, Inc.

D.R.G., Inc.

Dealer Services Reinsurance, Ltd.

Empower Financial Resources, Inc.

First Protection Company

First Protection Corporation

First Protection Corporation of Florida

Golden Gate Captive Insurance Company

Interstate Administrative Services, Inc.

Interstate National Corporation

Interstate National Dealer Services of Florida, Inc.

Interstate National Dealer Services, Inc.

Investment Distributors, Inc.

LASAS Technologies, Inc.

MONY Life Insurance Company

National Warranty Corporation

New World Re

New World Warranty Corp.

PIPCO Reinsurance Company, Ltd.

Protective Administrative Services, Inc.

Protective Asset Protection, Inc.

Protective Finance Corporation

Protective Finance Corporation II

Protective Finance Corporation IV

Protective Life Corporation

Protective Life Insurance Company

Protective Property & Casualty Insurance Company

Protective Real Estate Holdings, Inc.

Shades Creek Captive Insurance Company

The Advantage Warranty Corporation

United States Warranty Corp.

USWC Holding Company

USWC Installment Program, Inc.

Warranty Business Services Corporation

Warranty Direct, Inc.

Warranty Topco, Inc.

West Coast Life Insurance Company

Western Diversified Services, Inc.

Western General Dealer Services, Inc.

Western General Warranty Corporation

The Company does not have any federal income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company does not owe the Repatriation Transition Tax under the Tax Cuts and Jobs Act.

The Company does not have an Alternative Minimum Tax (AMT) credit.

6.  INFORMATION CONCERNING PARENT, SUBSIDIARIES, AND AFFILIATES

The Company received no capital contributions in 2021. In the fourth quarter of 2020, the Company received a cash capital contribution of $100.0 million from its parent, PLICO. In conjunction with the Great-West reinsurance transaction described in Note 9, the Company received cash capital contributions of $25.0 million and $30.0 million from its parent, PLICO, in the first and second quarters of 2019, respectively.

The Company paid no dividends in the three-year period ended December 31, 2021.

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly. As of December 31, 2021, the Company had an intercompany receivable from its

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

6.  INFORMATION CONCERNING PARENT, SUBSIDIARIES, AND AFFILIATES — (Continued)

affiliates of $18.8 million included in "Other assets" and a payable of $1.2 million. As of December 31, 2020, the Company had an intercompany receivable from its affiliates of $1.0 million and a payable of $2.4 million.

PLC has contracts with its affiliates under which it supplies investment, legal and data processing services on a fee basis and other managerial and administrative services on a shared cost basis. In addition, the affiliates have a joint contract relating to allocation of costs for services performed by employees of one affiliate for another. The Company paid $37.3 million, $36.6 million, and $37.1 million during the years ended December 31, 2021, 2020, and 2019, respectively, for these services.

PLICO entered into a guaranty agreement on October 27, 1993, with the Company. PLICO has guaranteed the payment of all insurance policy claims made by the holders or beneficiaries of any policies, which were issued after the date of the guaranty agreement in accordance with the terms of said policies. Total liabilities for policies covered by this agreement were $2.0 billion and $1.9 billion at December 31, 2021 and 2020, respectively.

PLICO entered into a guaranty agreement with the Company on December 31, 1995, whereby PLICO guaranteed that the Company will perform all of the obligations of PLICO pursuant to the terms and conditions of an indemnity coinsurance agreement between PLICO and an unaffiliated life insurance company. Total liabilities related to this coinsurance agreement were $5.5 million and $5.6 million at December 31, 2021 and 2020, respectively.

The Company entered into an agreement with PLICO in 2012 in which a loan can be given to or received from PLICO subject to certain limitations as described in the agreement. The Company had no loaned or borrowed amounts as of December 31, 2021 and 2020.

7.  CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS

Dividends and distributions on preferred and common stock are non-cumulative and are paid as determined by the Board of Directors. Dividends and distributions may be paid without approval of the Insurance Commissioner of the State of Alabama in an amount up to the greater of 10% of policyholders' surplus as of the preceding December 31, or the Company's net gain from operations for the preceding year reduced by dividends or distributions paid within the preceding twelve months. In the three-year period ended December 31, 2021, the Company paid no dividends on common or preferred stock. During 2022, the Company can pay $50.5 million in distributions without the approval of the Insurance Commissioner of the State of Alabama, subject to relevant limitations on earned surplus. The participating preferred stock can be redeemed at the option of the Company at $1,000 per share.

The portion of unassigned funds (surplus) represented or reduced for cumulative unrealized gains and losses was $(1.7) million and $(0.1) million as of December 31, 2021 and 2020, respectively.

The portion of unassigned funds (surplus) reduced for nonadmitted assets was $47.6 million and $50.9 million at December 31, 2021 and 2020, respectively.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to identify inadequately capitalized insurance companies based upon the types and mixtures

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

7.  CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS — (Continued)

of risk inherent in the insurer's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company was adequately capitalized under the formula at December 31, 2021 and 2020.

8.  LIABILITIES, COMMITMENTS, AND CONTINGENCIES

The Company has not entered into any contingent commitments or guarantees. The Company did not recognize any gain contingencies during the three-year period ended December 31, 2021.

The Company paid no claims in the reporting period to settle claims-related extra contractual obligations or bad faith claims stemming from lawsuits during 2021, 2020, and 2019.

Scottish Re (U.S.), Inc. ("SRUS") was placed in rehabilitation on March 6, 2019 by the State of Delaware. Under the related order, the Insurance Commissioner of the State of Delaware has been appointed the receiver of SRUS (the "Receiver") and provided with authority to conduct and continue the business of SRUS in the interest of its cedents, creditors, and stockholder. The order was accompanied by an injunction requiring the continued payment of reinsurance premiums to SRUS and temporarily prohibiting cedents, including the Company, from offsetting premiums payable against receivables from SRUS. On June 20, 2019, the Delaware Court of Chancery (the "Court") entered an order approving a Revised Offset Plan, which allows cedents, including the Company, to offset premiums under certain circumstances.

A proposed Rehabilitation Plan ("Original Rehabilitation Plan") was filed by the Receiver on June 30, 2020. The Original Rehabilitation Plan presents the following two options to each cedent: 1) remain in business with SRUS and be governed by the Rehabilitation Plan, or 2) recapture business ceded to SRUS. Due to SRUS's financial status, neither option would pay 100% of the Company's outstanding claims. The Original Rehabilitation Plan would impose certain financial terms and conditions on the cedents based on the election made, the type of business ceded, the manner in which the business is collateralized, and the amount of losses sustained by the cedent. On October 9, 2020, the Receiver filed a proposed order setting forth a schedule to present the Original Rehabilitation Plan for Court approval, which order contemplated possible modifications to the Rehabilitation Plan to be filed with the Court by March 16, 2021. The Court approved the order. On March 16, 2021, the Receiver filed a draft Amended Rehabilitation Plan ("Amended Plan"). The majority of the substance and form of the original Rehabilitation Plan, including its two-option structure described above, remained in place.

For much of 2020 and into early 2021, a group of interested parties collectively requested certain information and financial data from the Receiver that would allow them to more fully evaluate first the Original Rehabilitation Plan and then the Amended Plan. This group also had a number of conversations with counsel for the Receiver regarding concerns over the Plan. On July 26, 2021, the Receiver shared with interested parties an outline of a Modified Plan, along with a liquidation analysis. While there are significant changes proposed in the Modified Plan (as compared to the Original Rehabilitation Plan and the Amended Plan), much of the economic substance (including not paying claims in full) of the Original/Amended Rehabilitation Plan are likely to be included in the Modified Plan.

The Court has yet to rule further or to re-establish a schedule for pre-confirmation procedures or a hearing on confirmation.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

8.  LIABILITIES, COMMITMENTS, AND CONTINGENCIES — (Continued)

As of December 31, 2021, the Company had outstanding claim reserves from SRUS of $0.5 million, including a recoverable of $0.5 million. In addition, the Company had a statutory reserve credit of approximately $4.0 million at December 31, 2021. As of December 31, 2021, the Company accrued a loss contingency reserve of $1.9 million under SSAP No. 5R, "Liabilities, Contingencies, and Impairment of Assets" ("SSAP No. 5R") with respect to amounts receivable from SRUS for ceded claims and reserves. As of December 31, 2020, the Company had outstanding claim reserves from SRUS of $0.2 million, including a recoverable of $0.2 million. In addition, the Company had a statutory reserve credit of approximately $4.4 million at December 31, 2020. As of December 31, 2020, the Company accrued a loss contingency reserve of $1.9 million under SSAP No. 5R. The Company continues to monitor SRUS and the actions of the Receiver through discussions with legal counsel and review of publicly available information. As of December 31, 2021, management does not believe that the ultimate outcome of the rehabilitation process will have a material impact on the Company's financial position or results of operations.

A number of judgments have been returned against insurers, broker dealers and other providers of financial services involving, among other things, sales, underwriting practices, product design, product disclosure, administration, denial or delay of benefits, charging excessive or impermissible fees, recommending unsuitable products to customers, breaching fiduciary or other duties to customers, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, payment of sales and other contingent commissions, and other matters. Often these legal proceedings have resulted in the award of substantial judgments that are disproportionate to actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given legal proceeding. Arbitration awards are subject to very limited appellate review. In addition, in some legal proceedings, companies have made material settlement payments. In some instances, substantial judgments may be the result of a party's perceived ability to satisfy such judgments as opposed to the facts and circumstances regarding the claims made.

A number of state treasury departments and administrators of unclaimed property have audited life insurance companies for compliance with state unclaimed property laws, companies' claims paying practices, and use of a Death Database to identify unreported deaths in their life insurance policies, annuity contracts, and retained asset accounts. The Company and certain of its subsidiaries as well as certain other insurance companies from whom the Company has coinsured blocks of life insurance and annuity policies are subject to such unclaimed property audits. It is possible additional payments and costs resulting from these audits could materially impact the Company's financial condition and/or results of operations, and the Company is presently unable to estimate the reasonably possible loss or range of loss that may result from the audits The Company will continue to monitor the matter for any developments that would make the loss contingency associated with the audits reasonably estimable.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

8.  LIABILITIES, COMMITMENTS, AND CONTINGENCIES — (Continued)

The Company, like other insurance companies, in the ordinary course of business, is involved in legal proceedings. The Company cannot predict the outcome of any legal proceeding, nor can it provide an estimate of the possible loss, or range of loss, that may result from such legal proceeding. However, with respect to such legal proceedings, the Company does not expect that its ultimate liability, if any, will be material to its financial condition.

9.  REINSURANCE

The Company remains liable with respect to ceded insurance should any reinsurer fail to meet the obligations that it assumed. The Company evaluates the financial condition of its reinsurers and monitors the associated concentration of credit risk.

The Company had no amounts ceded to affiliates in 2021 and 2020.

The Company has ceded the following to non-affiliated insurers as of and for the years ended December 31:

	2021	2020
	($ in thousands)
Life:
Insurance in force	$6,803,420	$6,619,433
Policy reserves ceded	149,623	169,304
Policy claim liabilities ceded	8,407	14,285
Premiums ceded	26,190	27,715
Accident and health:
Policy reserves ceded	262	279

For the year ended December 31, 2019, the Company ceded life insurance premiums of $28.9 million to non-affiliated insurers.

Great-West Reinsurance Transaction

On January 23, 2019, PLICO and the Company entered into a Master Transaction Agreement (the "GWL&A Master Transaction Agreement") with Great-West Life & Annuity Insurance Company ("GWL&A"), Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"), The Canada Life Assurance Company ("CLAC") and The Great-West Life Assurance Company ("GWL" and, together with GWL&A, GWL&A of NY and CLAC, the "Sellers"), pursuant to which PLICO and the Company acquired via coinsurance (the "Transaction") substantially all of the Sellers' individual and group life and A&H insurance and annuity business (the "Business"), except for the Separate Account business, which was assumed via a Modified Coinsurance ("MODCO") agreement.

On June 3, 2019, PLICO and the Company completed the Transaction (the "GWL&A Closing"). Pursuant to the GWL&A Master Transaction Agreement, PLICO and the Company entered into reinsurance agreements (the "GWL&A Reinsurance Agreements") and related ancillary documents at the Closing. On the terms and subject to the conditions of the GWL&A Reinsurance Agreements, the Sellers ceded to PLICO and the Company, effective as of the closing of the Transaction, substantially all of the insurance policies related to the Business. The initial aggregate ceding commission for the

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

9.  REINSURANCE — (Continued)

reinsurance of the Business was $905.4 million, which was subject to adjustment in accordance with the GWL&A Master Transaction Agreement. The ceding commission was subsequently updated via customary adjustments to $847.6 million. Of this amount, approximately $11.2 million was reported by the Company. All policies issued in states other than New York were ceded to PLICO under reinsurance agreements between the applicable Seller and PLICO, and all policies issued in New York were ceded to the Company under a reinsurance agreement between GWL&A of NY and the Company. The aggregate statutory reserves and deposit-type contracts of the Sellers ceded to PLICO and the Company as of the Closing were approximately $20.6 billion (including MODCO reserves of $10.8 billion), which amount was based on initial estimates and is subject to adjustment following the Closing. To support its obligations under the GWL&A Reinsurance Agreements, PLICO established trust accounts for the benefit of GWL&A, CLAC and GWL, and the Company established a trust account for the benefit of GWL&A of NY. The Sellers retained a block of participating policies which will be administered by PLICO.

The GWL&A Master Transaction Agreement and other transaction documents contain certain customary representations and warranties made by each of the parties, and certain customary covenants regarding the Sellers and the Individual Life Business, and provide for indemnification, among other things, for breaches of those representations, warranties, and covenants.

In conjunction with the transaction, the Company assumed approximately $639.3 million of life and accident and health policy reserves, $0.6 million of deposit-type contracts, an Interest Maintenance Reserve of approximately $19.0 million, and other liabilities of approximately $(4.7) million. Among the assets received by the Company upon assumption were bonds of approximately $565.2 million, mortgage loans of $12.0 million, contract loans of $1.5 million, other invested assets of $3.8 million, cash, cash equivalents and short-term investments of $53.2 million, and other assets of approximately $7.3 million. In addition, the Company assumed initial MODCO reserves of approximately $238.5 million, which are reported as "Change in MODCO reserves" as included in "benefits and expenses", with an offsetting amount reported as "premiums and annuity considerations" as included in "total revenue".

The Company has assumed from non-affiliated insurers as of and for the years ended December 31 as follows:

	2021	2020
	($ in thousands)
Life:
Insurance in force	$8,857,427	$8,971,770
Policy reserves assumed	3,229,674	3,401,770
Policy claim liabilities assumed	28,070	24,201
Premiums assumed	75,151	100,563
Accident and health:
Policy reserves assumed	754	756
Premiums assumed	20	20

For the year ended December 31, 2019, the Company assumed life insurance premiums of $1.0 billion and accident and health premiums of $0.3 million from non-affiliated insurers.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

9.  REINSURANCE — (Continued)

None of the reinsurers included as "non-affiliated" in the above tables are owned in excess of 10% or controlled, either directly or indirectly, by the Company or any representative, officer, trustee, or director of the Company. No policies issued by the Company have been reinsured with a company chartered in a country other than the United States (excluding U.S. Branches of such companies) which is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor of an insured or any other person not primarily engaged in the insurance business.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company does not have any reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

The Company had no aggregate reductions to surplus for terminations of reinsurance agreements during 2021, 2020, and 2019. No new agreements were executed nor existing agreements amended during 2021 and 2020 to include policies or contracts which were in-force, or which had existing reserves established by the Company, as of the effective date of the agreement.

The Company has not written any receivables off as uncollectible during the three-year period ended December 31, 2021. As of December 31, 2021 and 2020, the Company had $2.2 million and $2.1 million, respectively, of nonadmitted reinsurance receivables.

The Company had no commutation of ceded reinsurance during the three-year period ended December 31, 2021.

The Company had the following reinsurance recoverable balances relating to paid losses as of December 31, 2021:

Company	Amount Recoverable	% of Total	Rating
	($ in thousands)
Security Life of Denver Insurance Company	$1,704	35.4%	Not rated
RGA Reinsurance Company	1,213	25.2	A.M. Best Company A+
Scottish Re (U.S.) Inc.	534	11.1	Not rated
The Lincoln National Life Insurance Company	431	9.0	A.M. Best Company A+
Swiss Re Life & Health America Inc.	425	8.8	A.M. Best Company A+
All other companies	506	10.5
Total	$4,813	100.0%

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

9.  REINSURANCE — (Continued)

The Company had the following reinsurance recoverable balances relating to paid losses as of December 31, 2020:

Company	Amount Recoverable	% of Total	Rating
	($ in thousands)
RGA Reinsurance Company	$1,147	50.2%	A.M. Best Company A+
Security Life of Denver Insurance Company	493	21.6	Not rated
Swiss Re Life & Health America Inc.	194	8.5	A.M. Best Company A+
Scottish Re (U.S.) Inc.	188	8.2	Not rated
All other companies	264	11.5
Total	$2,286	100.0%

10.  INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

Derivative Financial Instruments

The table below summarizes the notional amount of the Company's financial instruments with off-balance sheet risk as of December 31:

	Assets		Liabilities
	2021	2020	2021	2020
	($ in thousands)
Swaps	$—	$—	$—	$—
Futures	8,110	8,976	36,244	30,241
Options	228,617	171,100	215,311	157,474
Totals	$236,727	$180,076	$251,555	$187,715

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly-rated counterparties. The Company manages market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by the Company's risk management department. A description of the Company's objectives for using derivatives is described more fully in Note 1.

None of the Company's derivative instruments qualify for hedge accounting. Therefore, they are reported at fair value and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in the fair value of these derivatives are recognized immediately as unrealized gains and losses.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

10.  INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK — (Continued)

As of December 31, 2021, the Company had posted cash and securities (at fair value) for its derivatives as collateral of approximately $1.7 million and $5.1 million, respectively. Of this amount, approximately $1.1 million and $5.1 million of cash and securities, respectively, related to outstanding futures, and approximately $0.6 million of cash was posted as collateral for outstanding options. As of December 31, 2021, the Company received $1.0 million of cash as collateral related to options.

As of December 31, 2020, the Company had posted cash and securities (at fair value) for its derivatives as collateral of approximately $5.5 million and $5.1 million, respectively. Of this amount, approximately $3.0 million and $5.1 million of cash and securities, respectively, related to outstanding futures, and approximately $2.5 million of cash was posted as collateral for outstanding options. As of December 31, 2020, the Company received $1.0 million of cash as collateral related to options.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of over-the-counter options is represented by the fair value of contracts with a positive fair value at the reporting date. As of December 31, 2021 and 2020, the Company had received $1.0 million and $1.0 million, respectively, of cash pledged as collateral. Because exchange-traded futures and options are effected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties. The Company also attempts to minimize its exposure to credit risk through the use of multiple highly rated counterparties.

Off-balance Sheet Financial Instruments

The table below presents a summary of the contractual amounts of off-balance sheet financial instruments, other than derivative financial instruments, as of December 31:

	2021	2020
	($ in thousands)
Commitments to extend mortgage loans	$4,800	$36,000

Commitments to extend mortgage loans are agreements to lend to a borrower, provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses.

For commitments to extend mortgage loans, the amounts presented above do not represent amounts at risk if the counterparty defaults.

The collateral held for commitments to extend mortgage loans is a cash commitment fee, which is forfeited if the counterparty fails to perform.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

11.  PARTICIPATING POLICIES

Direct and assumed premiums under individual life participating policies were $10.8 million and 7.0%, $11.3 million and 7.7%, and $12.1 million and 1.6% for the years ended December 31, 2021, 2020, and 2019, respectively, of total direct and assumed individual life premium earned. The Company accrues dividends when declared by the Board of Directors. Dividends to policyholders were $1.1 million, $1.1 million, and $1.1 million for the years ended December 31, 2021, 2020, and 2019, respectively. The Company has not allocated any additional income to participating policyholders.

12.  ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit liabilities as of December 31, 2021 are as follows:

Individual Annuities

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawal:
a. With market value adjustments	$7,884	$306	$—	$8,190	0.3%
b. At book value less current surrender charge of 5% or more	533,891	—	—	533,891	19.4
c. At fair value	—	—	173,388	173,388	6.3
d. Total with market value adjustment or at fair value (total of a through c)	541,775	306	173,388	715,469	26.0
e. At book value without adjustment (minimal or no charge or adj.)	1,992,728	—	—	1,992,728	72.4
(2) Not subject to discretionary withdrawal provision	45,501	—	—	45,501	1.7
(3) Total (gross: direct + assumed)	2,580,004	306	173,388	2,753,698	100.0%
(4) Reinsurance ceded	1,312	—	—	1,312
(5) Total (net) (3) - (4)	$2,578,692	$306	$173,388	$2,752,386
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$356,680	$—	$—	$356,680

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

12.  ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS — (Continued)

Group Annuities

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawal:
a. With market value adjustments	$—	$7,243	$—	$7,243	27.2%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	—	7,243	—	7,243	27.2
e. At book value without adjustment (minimal or no charge or adj.)	—	292	—	292	1.1
(2) Not subject to discretionary withdrawal provision	19,048	—	—	19,048	71.7
(3) Total (gross: direct + assumed)	19,048	7,535	—	26,583	100.0%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) - (4)	$19,048	$7,535	$—	$26,583
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date	$—	$—	$—	$—

Deposit-type Contracts (no life contingencies)

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
($ in thousands)
(1) Subject to discretionary withdrawal:
a. With market value adjustments	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	—

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

12.  ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS — (Continued)

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
e. At book value without adjustment (minimal or no charge or adj.)	$13,299	$—	$—	$13,299	43.3%
(2) Not subject to discretionary withdrawal provision	17,386	—	—	17,386	56.7
(3) Total (gross: direct + assumed)	30,685	—	—	30,685	100.0%
(4) Reinsurance ceded	1,391	—	—	1,391
(5) Total (net) (3) - (4)	$29,294	$—	$—	$29,294
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date	$—	$—	$—	$—

Reconciliation of Total Annuity Actuarial Reserves and Deposit Fund Liabilities

Life & Accident & Health Annual Statement:

Exhibit 5, Annuities Section, Total (net)	$2,591,662
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	6,078
Exhibit 7, Deposit-Type Contracts, Line 14, column 1	29,294
Subtotal	2,627,034

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	181,229
Subtotal	181,229
Combined Total	$2,808,263

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

12.  ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS — (Continued)

Withdrawal characteristics of annuity actuarial reserves and deposit liabilities as of December 31, 2020 are as follows:

Individual Annuities

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawal:
a. With market value adjustments	$7,909	$305	$—	$8,214	0.3%
b. At book value less current surrender charge of 5% or more	514,400	—	—	514,400	18.0
c. At fair value	—	—	153,065	153,065	5.3
d. Total with market value adjustment or at fair value (total of a through c)	522,309	305	153,065	675,679	23.6
e. At book value without adjustment (minimal or no charge or adj.)	2,138,181	—	—	2,138,181	74.7
(2) Not subject to discretionary withdrawal provision	48,198	—	—	48,198	1.7
(3) Total (gross: direct + assumed)	2,708,688	305	153,065	2,862,058	100.0%
(4) Reinsurance ceded	1,205	—	—	1,205
(5) Total (net) (3) - (4)	$2,707,483	$305	$153,065	$2,860,853
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$57,788	$—	$—	$57,788

Group Annuities

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
($ in thousands)
(1) Subject to discretionary withdrawal:
a. With market value adjustments	$—	$7,731	$—	$7,731	27.3%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

12.  ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS — (Continued)

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
d. Total with market value adjustment or at fair value (total of a through c)	$—	$7,731	$—	$7,731	27.3%
e. At book value without adjustment (minimal or no charge or adj.)	103	352	—	455	1.6
(2) Not subject to discretionary withdrawal provision	20,102	—	—	20,102	71.1
(3) Total (gross: direct + assumed)	20,205	8,083	—	28,288	100.0%
(4) Reinsurance ceded	—	—	—	0
(5) Total (net) (3) - (4)	$20,205	$8,083	$—	$28,288
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date	$—	$—	$—	$0

Deposit-type Contracts (no life contingencies)

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
($ in thousands)
(1) Subject to discretionary withdrawal:
a. With market value adjustments	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	—

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

12.  ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS — (Continued)

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
e. At book value without adjustment (minimal or no charge or adj.)	$13,952	$—	$—	$13,952	46%
(2) Not subject to discretionary withdrawal provision	16,495	—	—	16,495	54
(3) Total (gross: direct + assumed)	30,447	—	—	30,447	100%
(4) Reinsurance ceded	1,047	—	—	1,047
(5) Total (net) (3) - (4)	$29,400	$—	$—	$29,400
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date	$—	$—	$—	$—

Reconciliation of Total Annuity Actuarial Reserves and Deposit Fund Liabilities

($ in thousands)
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,721,324
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	6,363
Exhibit 7, Deposit-Type Contracts, Line 14, column 1	29,400
Subtotal	2,757,087
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	161,454
Subtotal	161,454
Combined Total	$2,918,541

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

13.  ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of the Company's life actuarial reserves in the Company's General Account as of December 31, 2021, are as follows:

	General Account
	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$36	$37
Universal Life	2,031,913	2,202,986	2,308,952
Universal Life with Secondary Guarantees	5,374	3,256	24,427
Other Permanent Cash Value Life Insurance	—	293,213	311,223
Variable Universal Life	2,373	2,373	2,328
Not subject to discretionary withdrawal or no cash values
Term Policies without Cash Value	XXX	XXX	186,574
Accidental Death Benefits	XXX	XXX	54
Disability — Active Lives	XXX	XXX	1,008
Disability — Disabled Lives	XXX	XXX	3,722
Miscellaneous Reserves	XXX	XXX	9,745
Total (gross: direct + assumed)	2,039,660	2,501,864	2,848,070
Reinsurance Ceded	1,857	1,865	146,547
Total (net)	$2,037,803	$2,499,999	$2,701,523

Reconciliation of Total Life Reserves

($ in thousands)
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$2,686,994
Exhibit 5, Accidental Death Benefits Section, Total (net)	54
Exhibit 5, Disability — Active Lives Section, Total (net)	1,008
Exhibit 5, Disability — Disabled Lives Section, Total (net)	3,722
Exhibit 5, Miscellaneous Reserves Section, Total (net)	9,745
Subtotal	2,701,523
Separate Accounts Annual Statement	—
Combined Total	$2,701,523

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

13.  ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS — (Continued)

Withdrawal characteristics of the Company's life actuarial reserves in the Company's General Account as of December 31, 2020, are as follows:

	General Account
	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$108	$49
Universal Life	2,116,986	2,253,617	2,360,481
Universal Life with Secondary Guarantees	5,180	2,966	22,804
Other Permanent Cash Value Life Insurance	—	259,651	277,246
Variable Universal Life	2,217	2,217	2,165
Not subject to discretionary withdrawal or no cash values
Term Policies without Cash Value	XXX	XXX	204,595
Accidental Death Benefits	XXX	XXX	57
Disability — Active Lives	XXX	XXX	1,144
Disability — Disabled Lives	XXX	XXX	4,021
Miscellaneous Reserves	XXX	XXX	11,390
Total (gross: direct + assumed)	2,124,383	2,518,559	2,883,952
Reinsurance Ceded	1,989	2,109	166,638
Total (net) (3) - (4)	$2,122,394	$2,516,450	$2,717,314

Reconciliation of Total Life Reserves

($ in thousands)
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$2,700,702
Exhibit 5, Accidental Death Benefits Section, Total (net)	57
Exhibit 5, Disability — Active Lives Section, Total (net)	1,144
Exhibit 5, Disability — Disabled Lives Section, Total (net)	4,021
Exhibit 5, Miscellaneous Reserves Section, Total (net)	11,390
Subtotal	2,717,314
Separate Accounts Annual Statement	—
Combined Total	$2,717,314

The Company has no life reserves in Separate Accounts.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

14.  PREMIUMS DEFERRED AND UNCOLLECTED

Life insurance premiums deferred and uncollected represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Deferred and uncollected life insurance premiums as of December 31 were as follows:

2021

Type	Gross	Net of Loading
	($ in thousands)
Ordinary new business	$647	$646
Ordinary renewal	3,701	3,212
Group Life	(852)	(915)
Totals	$3,496	$2,943

2020

Type	Gross	Net of Loading
	($ in thousands)
Ordinary new business	$613	$603
Ordinary renewal	3,349	2,883
Group Life	(832)	(900)
Totals	$3,130	$2,586

15.  SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company reported assets and liabilities from the following product lines into a Separate Account:

•  Market value adjusted annuities

•  Variable annuities

Separate Accounts held by the Company are for variable annuity and individual and group market value adjusted annuity contracts. The Separate Account for market value adjusted annuities provides the opportunity for the policyholder to invest in one or any combination of interest rate guarantee periods. The assets for this account are carried at fair value and are held in a non-unitized Separate Account. Amounts withdrawn from the contract in excess of the free withdrawal amount are subject to market value adjustment, which can be positive or negative. The market value adjusted annuity business has been included as "Non-indexed Guarantee less than 4%" and "Non-indexed Guarantee more than 4%" in the table disclosing information regarding the Company's Separate Accounts as shown later in Note 15.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

15.  SEPARATE ACCOUNTS — (Continued)

The Separate Accounts for the variable annuities invest in shares of various mutual funds with external investment advisors. The net investment experience of the Separate Account is credited directly to the policyholder and can be positive or negative. Variable annuities have been included as "Nonguaranteed Separate Accounts" in the table disclosing information regarding the Company's Separate Accounts as shown later in Note 15.

Some of the variable annuity contracts contain GMDB and GLWB features, which are described in Note 1.

These products are included within the Separate Accounts pursuant to Alabama Code § 27-38-1.

In accordance with the products recorded within the Separate Account, all of the Company's assets are considered legally insulated from the General Account. As of December 31, 2021 and 2020, the Company Separate Account statement included legally insulated assets of $179.2 million and $164.7 million, respectively. The assets legally insulated from the General Account as of December 31 are attributed to the following products:

	($ in thousands)
Product	2021	2020
Market value adjusted annuities	$3,982	$10,230
Variable annuities	175,188	154,461
Total	$179,170	$164,691

In accordance with the products recorded within the Separate Account, some Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $4.3 million, $4.3 million, $4.7 million, $5.1 million, and $5.3 million during 2021, 2020, 2019, 2018, and 2017.

For the year ended December 31, 2021, $7 thousand was paid by the General Account toward Separate Account guarantees. For the preceding four years, $92 thousand, $6 thousand, $2 thousand, and $5 thousand were paid by the General Account toward Separate Account guarantees in 2020, 2019, 2018, and 2017, respectively.

The Company did not have securities lending transactions within the Separate Accounts during 2021 or 2020.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

15.  SEPARATE ACCOUNTS — (Continued)

Information regarding the Company's Separate Accounts is as follows:

	2021
	Index	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total
	($ in thousands)
(1) Premiums, consideration or deposits for the year ended 12/31/2021	$—	$—	$—	$19,679	$19,679
Reserves at 12/31/2021
(2) For accounts with assets at:
a. Fair value	$—	$7,841	$—	$173,388	$181,229
b. Amortized cost	—	—	—	—	—
c. Total reserves *	$—	$7,841	$—	$173,388	$181,229
(3) By withdrawal characteristics:
a. Subject to discretionary withdrawal:
1. With market value adjustment	$—	$7,841	$—	$—	$7,841
2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	173,388	173,388
4. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
5. Subtotal	—	7,841	—	173,388	181,229
b. Not subject to discretionary withdrawal	—	—	—	—	—
c. Total	$—	$7,841	$—	$173,388	$181,229
* Line 2(c) should equal Line 3(c)
(4) Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

15.  SEPARATE ACCOUNTS — (Continued)

	2020
	Index	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total
	($ in thousands)
(1) Premiums, consideration or deposits for the year ended 12/31/2020	$—	$2	$—	$707	$709
Reserves at 12/31/2020
(2) For accounts with assets at:
a. Fair value	$—	$8,389	$—	$153,065	$161,454
b. Amortized cost	—	—	—	—	—
c. Total reserves *	$—	$8,389	$—	$153,065	$161,454
(3) By withdrawal characteristics:
a. Subject to discretionary withdrawal:
1. With market value adjustment	$—	$8,389	$—	$—	$8,389
2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	153,065	153,065
4. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
5. Subtotal	—	8,389	—	153,065	161,454
b. Not subject to discretionary withdrawal	—	—	—	—	—
c. Total	$—	$8,389	$—	$153,065	$161,454
* Line 2(c) should equal Line 3(c)

Premiums in Nonguaranteed Separate Accounts were $0.2 million for the year ended December 31, 2019.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

15.  SEPARATE ACCOUNTS — (Continued)

A reconciliation of net transfers to (from) Separate Accounts is as follows:

	2021	2020	2019
	($ in thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$19,685	$715	$246
Transfers from Separate Accounts	14,748	18,920	21,176
Net transfers from Separate Accounts	4,937	(18,205)	(20,930)
Reconciling adjustments
Transfers assumed under reinsurance agreements	9,916	(3,422)	481
Transfers as reported in the Statements of Operations	$14,853	$(21,627)	$(20,449)

16.  FAIR VALUE MEASUREMENTS

The Company determines the fair value of its financial instruments in accordance with SSAP No. 100R, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about assets and liabilities measured at fair value. The definition of fair value in SSAP No. 100R focuses on an "exit price", the price that would be received to sell the asset or paid to transfer the liability. Included in various line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks, when carried at the lower of cost or fair value.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The hierarchy can be defined as follows:

  Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

  Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

(a) Quoted prices for similar assets or liabilities in active markets,

(b) Quoted prices for identical or similar assets or liabilities in non-active markets,

(c) Inputs other than quoted market prices that are observable, and

(d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

  Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.  FAIR VALUE MEASUREMENTS — (Continued)

The following tables provide information as of December 31 about the Company's financial assets and liabilities (other than derivative instruments) measured at fair value:

2021

Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ In thousands)
Assets at fair value
Bonds
Corporate bonds	$—	$170	$—	$—	$170
Total bonds	—	170	—	—	170
Common stocks
Industrial and misc.	210	—	3,204	—	3,414
Total common stocks	210	—	3,204	—	3,414
Separate Account assets	175,253	3,917	—	—	179,170
Total assets at fair value	$175,463	$4,087	$3,204	$—	$182,754

2020

Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ In thousands)
Assets at fair value
Bonds
Residential Mortgage-backed Securities	$—	$9	$—	$—	$9
Total bonds	—	9	—	—	9
Common stocks
Industrial and misc.	—	—	5,522	—	5,522
Total common stocks	—	—	5,522	—	5,522
Separate Account assets	159,530	5,161	—	—	164,691
Total assets at fair value	$159,530	$5,170	$5,522	$—	$170,222

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.  FAIR VALUE MEASUREMENTS — (Continued)

The following is a Level 3 rollforward for 2021:

Description	Beginning Balance at 1/1/2021	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
	($ in thousands)
Assets
Common stock- indust and misc.	$1	$—	$—	$—	$4	$—	$—	$—	$—	$5
Common stock- FHLB	5,521	—	—	—	—	38	—	(2,360)	—	3,199
Total assets	$5,522	$—	$—	$—	$4	$38	$—	$(2,360)	$—	$3,204

The following is a Level 3 rollforward for 2020:

Description	Beginning Balance at 1/1/2020	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2020
	($ in thousands)
Assets
Common stock- indust and misc.	$1	$—	$—	$—	$—	$—	$—	$—	$—	$1
Common stock- FHLB	—	—	—	—	—	5,521	—	—	—	5,521
Total assets	$1	$—	$—	$—	$—	$5,521	$—	$—	$—	$5,522

There were no transfers between levels for the Company's financial assets and liabilities (other than derivative instruments) measured at fair value during the years ended December 31, 2021, 2020, and 2019.

Fair Value Methodology

Description of Pricing Inputs

The Company predominantly uses a third-party pricing service and broker quotes to determine fair values. The third-party pricing service and brokers use certain inputs to determine the value of asset backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities. For these securities, the valuation would consist of inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, 6) discount margin, and 7) credit ratings of the securities.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.  FAIR VALUE MEASUREMENTS — (Continued)

To price corporate bonds, U.S. government-related securities, and other government-related securities, the brokers and third-party pricing service utilize a valuation model that consists of a hybrid income and market approach to valuation, while the Company uses a discounted cash flow model with both observable and unobservable inputs to determine a price when the securities are illiquid bonds. The external and internal pricing models include inputs such as, but not limited to: 1) principal and interest payments, 2) coupon, 3) maturity, 4) treasury yield curve, 5) credit spreads from new issue and secondary trading markets, 6) dealer quotes with adjustments for issues with early redemption features, 7) illiquidity premiums, 8) discount margins from dealers in the new issue market, 9) underlying collateral, and 10) comparative bond analysis.

The third-party pricing service prices equity securities using market observable prices for the same or similar securities traded in an active market.

Mortgage loan valuations are categorized as Level 3. The Company utilizes an internally developed model to estimate fair value. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

The Company's Separate Account assets consist of financial instruments similar to those held in the general account. The Company utilizes the same valuation methodology as described above in determining the fair value of Separate Account assets as the Company does for general account assets. All assets in the Separate Account are held at fair value. The Separate Account liability matches the Separate Account asset value and its fair value is determined from valuation methods that are consistent with the Separate Account assets.

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for financial instruments owned by the Company.

The fair value of corporate bonds, government securities, equity securities, and mortgage-backed securities is determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, and the remaining unpriced securities are submitted to independent brokers for non-binding prices. Typical inputs used by these pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Based

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.  FAIR VALUE MEASUREMENTS — (Continued)

on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third-party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains two quotes per security when available. Where multiple broker quotes are obtained, the Company reviews the quotes and selects the quote that provides the best estimate of the price a market participant would pay for these specific assets in an arm's-length transaction. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third-party pricing service or an independent broker quotation.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third-party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted-average of contacted cash flows, risk premium, if warranted, due to the issuer's industry, and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the years ended December 31, 2021, 2020 and 2019.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.  FAIR VALUE MEASUREMENTS — (Continued)

The fair value hierarchy for derivative instruments measured at fair value at December 31 is as follows:

2021

	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Derivative assets
Foreign currency contracts	$15	$—	$—	$—	$15
Equity contracts	210	33,964	—	—	34,174
Total derivative assets	$225	$33,964	$—	$—	$34,189
Derivative liabilities
Foreign currency contracts	$57	$—	$—	$—	$57
Equity contracts	840	30,833	—	—	31,673
Total derivative liabilities	$897	$30,833	$—	$—	$31,730

2020

	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Derivative assets
Equity contracts	$205	$29,922	$—	$—	$30,127
Total derivative assets	$205	$29,922	$—	$—	$30,127
Derivative liabilities
Foreign currency contracts	$85	$—	$—	$—	$85
Equity contracts	525	26,222	—	—	26,747
Total derivative liabilities	$610	$26,222	$—	$—	$26,832

Derivative instruments are valued using exchange prices or counterparty quotations. Derivative instruments classified as Level 1 include futures and options, all of which are traded on active exchange markets. Derivative instruments classified as Level 2 include options which are traded over-the-counter. These Level 2 derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs. There were no derivative instruments categorized within Level 3 of the fair value hierarchy, and there were no transfers into or out of Level 3 for the years ended December 31, 2021 and 2020.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.  FAIR VALUE MEASUREMENTS — (Continued)

The following table presents the Company's fair value hierarchy for its financial instruments as of December 31:

Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
2021	$ In thousands
ASSETS
Bonds	$5,878,469	$5,352,637	$40,570	$5,774,410	$63,489
Common stocks	3,414	3,414	210	—	3,204
Preferred stocks	16,515	15,926	16,515	—	—
Mortgage loans	349,831	343,496	—	—	349,831
Cash	25,369	25,369	25,369	—	—
Cash equivalents	66,247	66,247	66,247	—	—
Short term investments	1,164	1,126	—	1,164	—
Other invested assets	46,659	38,831	—	46,659	—
Contract loans	50,539	50,539	—	—	50,539
Derivative assets	34,189	34,189	225	33,964	—
Derivative collateral and receivables	1,985	1,985	1,985	—	—
Separate Accounts	179,170	179,170	175,253	3,917	—
LIABILITIES
Deposit-type contracts	30,050	29,294	—	—	30,050
Derivative liabilities	31,730	31,730	897	30,833	—
Derivative collateral and payables	1,276	1,276	1,276	—	—
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
2020	$ In thousands
ASSETS
Bonds	$6,418,872	$5,693,320	$52,126	$6,308,832	$57,914
Common stocks	5,522	5,522	—	—	5,522
Preferred stocks	21,015	20,387	15,751	5,264	—
Mortgage loans	204,461	194,437	—	—	204,461
Cash	3,995	3,995	3,995	—	—
Cash equivalents	39,925	39,925	39,925	—	—
Other invested assets	36,278	29,808	—	36,278	—
Contract loans	52,324	52,324	—	—	52,324
Derivative assets	30,127	30,127	205	29,922	—
Derivative collateral and receivables	5,661	5,661	5,661	—	—
Separate Accounts	164,691	164,691	159,530	5,161	—
LIABILITIES
Deposit-type contracts	30,345	29,400	—	—	30,345
Derivative liabilities	26,832	26,832	610	26,222	—
Derivative collateral and payables	1,125	1,125	1,125	—	—

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.  FAIR VALUE MEASUREMENTS — (Continued)

The fair value of bonds, preferred stocks, and certain surplus notes reported as "Other invested assets" are determined using methodologies prescribed by the NAIC. The fair value of bonds, preferred stock, and certain surplus notes are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices.

Publicly traded unaffiliated common stock is valued based on market trades and is a Level 1 valuation under SSAP No. 100R. As of December 31, 2021 and 2020, the Company held approximately $3.2 million and $5.5 million, respectively, of FHLB stock, which is classified as Level 3. The Company believes that the cost of the FHLB stock approximates fair value. The remaining amount of equity securities classified as Level 3 consists of holdings obtained through bankruptcy proceedings, debt restructurings or tender offers. As of December 31, 2021 and 2020, the Company held approximately $10 thousand and $1 thousand, respectively, of Hercules Inc. publicly traded common stock warrants, consisting of holdings obtained through a tender offer.

The carrying value of the Company's cash and short-term investments approximates fair value.

Cash equivalent fair values are determined using methodologies prescribed by the NAIC and are provided by a third-party pricing service.

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

Contract loans are funds provided to policy holders in return for a claim on the account value of the policy. The funds provided are limited to a certain percent of the account balance. The nature of contract loans is to have low default risk as the loans are fully collateralized by the value of the policy. The majority of contract loans do not have a stated maturity and the balances and accrued interest are repaid with proceeds from the policy account balance. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company's fair value of contract loans approximates carrying value.

The Separate Account assets are carried at fair value and are equal to the Separate Account liabilities, which represent the policyholder's equity in those assets. These amounts are reported separately as assets and liabilities related to Separate Accounts in the accompanying financial statements. Separate Account assets are invested in bonds, mortgage loans, preferred stocks, and open-ended mutual funds. The fair value of bonds and preferred stock held in Separate Accounts are determined using methodologies prescribed by the NAIC. The fair value of bonds and preferred stocks is determined by management after considering one of four primary sources of information: published NAIC rates, third-party pricing services, non-binding independent broker quotations, or pricing matrices. These valuations are generally categorized as a level 2 valuation as defined by SSAP No. 100R. The fair value of open-ended mutual funds held in Separate Accounts was obtained from unadjusted quoted market prices. These valuations are categorized as a Level 1 valuation as defined by SSAP No. 100R.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

16.  FAIR VALUE MEASUREMENTS — (Continued)

Deposit-type contracts include annuities certain, supplemental contracts, and dividend accumulations. The Company estimates the fair values of annuities certain and supplemental contracts using models based on discounted estimated cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments. The Company estimates that the fair value of dividend accumulations approximates carrying value.

The Company held no financial instruments as of December 31, 2021 and 2020, for which it was not practicable to estimate fair value. The Company held no investments measured at NAV as of December 31, 2021 and 2020.

17.  RETAINED ASSETS

The Company accounts for retained assets in a manner similar to supplementary contracts. Claims expense is reported in "Death and annuity benefits" in the Statements of Operations. In lieu of a cash payment to the beneficiary, a liability is established in "Liability for deposit-type contracts" in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. For 2019, 2020 and through March 2021, the credited rate for direct retained asset accounts was 0.40% for accounts opened prior to May 1, 2019, and 1.0% for accounts opened on or after May 1, 2019. After April 1, 2021, the credited rate for all direct retained asset accounts was 0.40%. The credited rate for Liberty Mutual assumed retained asset accounts was 1.0% in 2021, 2020, and after May 1, 2019. The credited rate for Liberty Mutual assumed retained asset accounts was 2.0% prior to May 1, 2019

No fees were charged to direct retained asset account owners and certain assumed retained asset account owners during 2021, 2020, and 2019. For Liberty Mutual assumed retained asset accounts, nominal fees were charged prior to May 1, 2019.

In the event of a claim, the beneficiary is given the option of a direct payment, a settlement option provided by the policy, or a retained asset account. For direct business, retained asset accounts are generally used as the default method for settlement of claims when an election for payment has not been made. For assumed business, however, retained asset accounts are not the default method for settlement of claims.

The table below summarizes the number and balance of retained asset accounts in force, by aging category, as of December 31:

	In Force ($ in thousands)
	2021		2020
	Number	Balance	Number	Balance
a. Up to and including 12 Months	27	$2,863	20	$3,032
b. 13 to 24 Months	13	743	20	1,325
c. 25 to 36 Months	17	1,152	28	1,650
d. 37 to 48 Months	25	1,366	21	765
e. 49 to 60 Months	17	719	26	1,008
f. Over 60 Months	108	3,384	86	2,491
g. Total	207	$10,227	201	$10,271

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

17.  RETAINED ASSETS — (Continued)

The Company's retained asset accounts are individual contracts. The table below shows retained asset components as of December 31:

	($ in thousands)
	2021		2020
	Number	Balance/ Amount	Number	Balance/ Amount
a. Number/Balance of Retained Asset Accounts at the Beginning of the Year	201	$10,271	207	$8,478
b. Number/Amount of Retained Asset Account Issued/Added During the Year	37	4,046	29	4,749
c. Investment Earnings Credited to Retained Asset Accounts During the Year	XXX	139	XXX	150
d. Fees and Other Charges Assessed to Retained Asset Accounts During the Year	XXX	—	XXX	—
e. Number/Amount of Retained Asset Accounts Transferred to State Unclaimed Property funds During the Year	—	—	—	—
f. Number/Amount of Retained Asset Accounts Closed/Withdrawn During the Year	31	4,229	35	3,106
g. Number/Balance of Retained Asset Accounts at the End of the Year g=a+b+c-d-e-f	207	$10,227	201	$10,271

18.  OTHER DISCLOSURES

Beginning in 2020, the COVID-19 pandemic created both a public health crisis in the United States and worldwide that impacted the Company's results of operations. The pandemic disrupted people's lives, pushed hospital systems to their capacity, created a higher risk of mortality, and negatively impacted the U.S. and global economy. Because of the size and breadth of this pandemic, all of the direct and indirect consequences of COVID-19 are not yet known and may not emerge for some time. The spread of COVID-19 has resulted in excess deaths in the population that can be both directly and indirectly attributed to the virus. In addition, the pandemic prompted lockdowns in the population, business shutdowns, loss of jobs, and reduced supply and demand of goods and services. The rollout of COVID-19 vaccines throughout 2021 mitigated mortality risk but new COVID-19 variants, particularly the Delta and Omicron variants, are still causing significant surges in COVID cases, hospitalizations, and deaths in the U.S., especially among the unvaccinated. Additionally, mass vaccinations also led to the lifting of lockdowns and started a slow economic recovery. The resulting increase in consumer demand created significant challenges for supply chains as a result of labor and raw material shortages, which could lead to reduced earnings for many industries.

The extent to which the COVID-19 pandemic could continue to impact the Company's business, results of operations, or financial condition will depend on future developments which are highly uncertain and cannot be predicted, including the rate and long-term efficacy of vaccinations, the impact of new COVID-19 variants, Long COVID, mortality effects of the pandemic indirectly attributed to COVID-19, and actions taken by governmental authorities and other third parties in response to the pandemic.

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

19.  SUBSEQUENT EVENTS

The Company has evaluated the effects of events subsequent to December 31, 2021, and through April 11, 2022 (the date of the issuance of the Statutory statements included herein), and there are no material subsequent events to report.

SUPPLEMENTAL SCHEDULES

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

SCHEDULE I

Summary of Investments-Other than Investments in Related Parties as of December 31, 2021

Type of investment	Cost	Fair Value	Amount at which shown in the balance sheet
	($ in thousands)
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$769,542	$822,547	$769,542
States, municipalities and political subdivisions	84,614	91,736	84,614
Foreign governments	28,005	32,426	28,005
Public utilities	446,391	514,432	446,391
Convertibles and bonds with warrants attached	20,179	22,595	20,179
All other corporate bonds	4,005,076	4,395,898	4,005,031
Redeemable preferred stock	10,072	10,660	10,072
Total fixed maturities	5,363,879	5,890,294	5,363,834
Equity securities:
Common stocks:
Banks, trust and insurance companies	3,199	3,199	3,199
Industrial, miscellaneous and all other	62	215	215
Nonredeemable preferred stocks	6,198	5,855	5,855
Total equity securities	9,459	9,269	9,269
Mortgage loans on real estate	343,496	349,831	343,496
Policy loans	50,539	50,539	50,539
Other long-term investments	75,005	82,833	75,005
Total investments	$5,842,378	$6,382,766	$5,842,143

See accompanying independent auditors' report
S-1

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

SCHEDULE IV

Reinsurance

as of and for the years ended December 31, 2021, 2020, and 2019

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	($ in thousands)
2021
Life insurance in force	$10,467,839	$6,803,420	$8,857,427	$12,521,846	70.7%
Premiums:
Life insurance	$132,928	$26,190	$75,151	$181,889	41.3%
Accident and health insurance	6	—	20	26	76.9%
Total	$132,934	$26,190	$75,171	$181,915	41.3%
2020
Life insurance in force	$7,979,140	$6,619,433	$8,971,770	$10,331,477	86.8%
Premiums:
Life insurance	$341,174	$27,715	$100,563	$414,022	24.3%
Accident and health insurance	28	—	20	48	41.7%
Total	$341,202	$27,715	$100,583	$414,070	24.3%
2019
Life insurance in force	$7,795,011	$7,019,559	$9,187,582	$9,963,034	92.2%
Premiums:
Life insurance	$359,601	$28,907	$1,008,133	$1,338,827	75.3%
Accident and health insurance	30	1	321	350	91.7%
Total	$359,631	$28,908	$1,008,454	$1,339,177	75.3%

See accompanying independent auditors' report
S-2